UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5221

Seligman Portfolios, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 6/30/07

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

Seligman

Portfolios, Inc.

Mid-Year Report

June 30, 2007

Seligman Portfolios, Inc.

Dear Contract Owner:

We are pleased to present the mid-year shareholder report for Seligman Portfolios, Inc. for the six months ended June 30, 2007. The report contains the investment results, portfolios of investments, and financial statements for each of the Seligman Portfolios.

Thank you for your continued support of Seligman Portfolios. We look forward to serving your investment needs for many years to come.

Respectfully,

William C. Morris

Chairman

J. & W. Seligman & Co. Incorporated

August 17, 2007

Manager J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, New York 10017 General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, New York 10017	Subadviser (to Seligman International Growth Portfolio) Wellington Management Company, LLP 75 State Street Boston, MA 02109 General Counsel Sullivan & Cromwell LLP	Custodians JPMorgan Chase Bank State Street Bank and Trust Company

Quarterly Schedules of Investments

Complete schedules of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on Form N-Q is also made available on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-7844 in the US or collect (212) 850-1864 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year. Individual insurance contract owners may also contact participating insurance companies for more information. Plan participants may contact their plan administrator.

[1]

These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Seligman Portfolios’ prospectus or statement of additional information.

Seligman Portfolios, Inc.

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Portfolio of Seligman Portfolios, Inc. (the “Fund”), and to provide a summary of their portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Returns for Class 1 and Class 2 shares are calculated without any sales charges. Performance data quoted are net of all portfolio operating expenses, but do not include any charges imposed on contract owners by the insurance companies’ separate account or by any pension or retirement plan. If these additional charges were included, performance would have been lower. Total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts. For certain Portfolios, J. & W. Seligman & Co. Incorporated (the “Manager”) has voluntarily undertaken to reimburse expenses. Such reimbursement can be discontinued at any time at the Manager’s discretion, except in the case of Seligman International Growth Portfolio, for which the undertaking is contractual through at least April 30, 2008. Absent such reimbursement, returns would have been lower. See Note 4 to the Financial Statements on page 40 of this report for additional information.

An investment in the Portfolios is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuation, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investing on one economic sector, such as technology, may be subject to greater price fluctuations than a portfolio of diversified investments. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. The stocks of smaller companies may be subject to above-average price fluctuations.

An investment in a Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prior to March 31, 2000, the Manager employed subadvisers that were responsible for providing all or a portion of the portfolio management services with respect to the investments of Seligman Global Technology Portfolio and Seligman International Growth Portfolio. For the period following, until September 15, 2003, in the case of Seligman International Growth Portfolio, the assets of these Portfolios were managed exclusively by the Manager. Since September 15, 2003, Wellington Management Company, LLP has acted as subadviser to provide portfolio management services for Seligman International Growth Portfolio. See Note 4 to the Financial Statements on page 40 of this report for additional information.

Investment Results

Total Returns

For Periods Ended June 30, 2007

		Average Annual Return
	Six Months*	One Year	Five Years	Ten Years	Since Inception 5/1/00		Since Inception 8/30/00

Seligman Capital Portfolio
Class 1	15.32%	23.52%	12.02%	9.98%	n/a		n/a
Class 2	15.21	23.16	11.73	n/a	n/a		(1.90)%
Lipper Mid-Cap Funds Average**	11.58	19.87	13.17	9.18	n/a		3.75	#
Lipper Mid-Cap Growth Funds Average**	12.84	18.83	12.39	8.18	n/a		(0.23	)#
Russell Midcap Growth Index**	10.97	19.73	15.44	8.65	n/a		(0.26)
Seligman Common Stock Portfolio Class 1	7.64	24.14	8.58	4.56	n/a		n/a
Lipper Large-Cap Core Funds Average**	6.94	19.59	9.33	6.09	n/a		n/a
Standard & Poor’s 500 Composite (S&P 500) Index**	6.96	20.57	10.70	7.12	n/a		n/a
Seligman Communications and Information Portfolio
Class 1	10.33	28.94	15.90	11.19	n/a		n/a
Class 2	10.16	28.59	15.58	n/a	(2.09)%		n/a
Lipper Science & Technology Funds Average**	10.33	21.27	11.87	7.06	(10.16	)††	n/a
S&P 500 Index	6.96	20.57	10.70	7.12	2.01		n/a
S&P GSTI Composite Index**	10.41	26.94	11.66	5.64	(9.51	)††	n/a

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Seligman Portfolios’ prospectus or statement of additional information.

See footnotes on page 2.

1

Seligman Portfolios, Inc.

Performance and Portfolio Overview

Investment Results

Total Returns

For Periods Ended June 30, 2007

		Average Annual Return
	Six Months*	One Year	Five Years	Ten Years	Since Inception 5/1/98		Since Inception 5/1/00		Since Inception 5/1/01

Seligman Global Technology Portfolio
Class 1	10.63%	28.37%	12.13%	10.30%	n/a		n/a		n/a
Class 2	10.61	28.18	11.97	n/a	n/a		(4.64)%		n/a
Lipper Global Funds Average**	9.57	23.57	13.86	7.71	n/a		4.30	††	n/a
Lipper Science & Technology Funds Average**	10.33	21.27	11.87	7.06	n/a		(10.16	)††	n/a
MSCI World Index**	9.48	24.19	14.54	7.49	n/a		4.31	††	n/a
MSCI World IT Index**	9.70	25.10	11.03	4.99	n/a		(9.72	)††	n/a
Seligman International Growth Portfolio Class 1	10.36	27.06	15.29	3.45	n/a		n/a		n/a
MSCI EAFE Index**	11.09	27.54	18.20	8.03	n/a		n/a		n/a
MSCI EAFE Growth Index**	12.24	25.71	15.74	5.47	n/a		n/a		n/a
Lipper International Funds Average**	10.81	27.05	16.60	7.96	n/a		n/a		n/a
Lipper International Multi-Cap Growth Funds Average**	10.86	27.48	17.08	7.89	n/a		n/a		n/a
Seligman Investment Grade Fixed Income Portfolio Class 1	0.70	5.90	3.78	4.72	n/a		n/a		n/a
Lehman Brothers Government/Credit Index**	0.97	6.00	4.70	6.08	n/a		n/a		n/a
Lipper Corporate Debt Funds BBB-Rated Average**	0.93	6.81	6.04	5.90	n/a		n/a		n/a
Seligman Large-Cap Value Portfolio Class 1	11.33	22.15	11.93	n/a	5.68%		n/a		n/a
Lipper Large-Cap Value Funds Average**	7.15	20.81	11.33	n/a	6.13	†	n/a		n/a
Lipper Multi-Cap Value Funds Average**	7.61	20.53	12.28	n/a	7.28	†	n/a		n/a
Russell 1000 Value Index**	6.23	21.87	13.31	n/a	7.62		n/a		n/a
S&P 500 Index**	6.96	20.57	10.70	n/a	4.90		n/a		n/a
Seligman Smaller-Cap Value Portfolio
Class 1	10.43	24.90	14.72	n/a	15.02		n/a		n/a
Class 2	10.34	24.71	14.49	n/a	n/a		n/a		14.82%
Lipper Small-Cap Core Funds Average**	8.30	16.51	13.74	n/a	8.80	†	n/a		11.52	##
Lipper Small-Cap Value Funds Average**	7.68	17.35	14.30	n/a	10.06	†	n/a		13.84	##
Russell 2000 Value Index**	3.80	16.05	14.61	n/a	10.52		n/a		14.20

Note: Lipper currently classifies certain Seligman Portfolios as follows:

Seligman Capital Portfolio — Mid-cap growth fund

Seligman Global Technology Portfolio — Science and technology fund

Seligman International Growth Portfolio — International multi-cap growth fund

Seligman Large-Cap Value Portfolio — Multi-cap value fund

Seligman Smaller-Cap Value Portfolio — Small-cap core fund

*	Returns for periods of less than one year are not annualized.
**	See benchmark descriptions on pages 12 and 13.
†	From April 30, 1998.
††	From April 30, 2000.
#	From August 31, 2000.
##	From May 3, 2001.

2

Seligman Portfolios, Inc.

Performance and Portfolio Overview

Seligman Capital Portfolio

Diversification of Net Assets

June 30, 2007

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2007	Dec. 31, 2006
Common Stocks:
Aerospace and Defense	4	$426,470	$569,387	5.1	3.0
Airlines	—	—	—	—	1.3
Auto Components	1	161,171	166,848	1.5	—
Biotechnology	4	329,071	391,169	3.5	2.0
Capital Markets	—	—	—	—	5.0
Chemicals	2	212,370	221,387	2.0	—
Commercial Services and Supplies	1	106,655	119,310	1.1	1.8
Communications Equipment	3	561,952	616,990	5.5	3.3
Computers and Peripherals	1	109,800	105,120	0.9	0.7
Containers and Packaging	—	—	—	—	1.3
Diversified Consumer Services	1	146,552	198,662	1.8	—
Diversified Financial Services	2	145,655	142,146	1.3	—
Diversified Telecommunication Services	1	94,240	90,450	0.8	—
Electrical Equipment	—	—	—	—	1.9
Electronic Equipment and Instruments	1	79,950	96,600	0.9	—
Energy Equipment and Services	5	718,452	866,579	7.7	5.6
Food and Staples Retailing	1	150,584	197,142	1.8	3.5
Food Products	1	159,119	157,029	1.4	1.6
Health Care Equipment and Supplies	5	702,923	767,283	6.9	5.6
Health Care Providers and Services	3	331,845	340,857	3.0	7.8
Hotels, Restaurants and Leisure	4	656,742	633,421	5.7	7.1
Household Durables	—	—	—	—	1.0
Independent Power Producers and Energy Traders	1	186,948	177,228	1.6	1.1
Industrial Conglomerates	2	332,294	383,976	3.4	—
Internet and Catalog Retail	1	223,080	328,248	2.9	—
Internet Software and Services	2	362,895	423,608	3.8	2.9
IT Services	3	388,049	374,408	3.3	4.5
Life Sciences Tools and Services	1	87,777	94,976	0.8	3.3
Machinery	2	204,436	267,423	2.4	2.6
Media	2	334,240	351,294	3.1	2.8
Metals and Mining	2	211,001	280,538	2.5	1.1
Oil, Gas and Consumable Fuels	1	100,899	193,409	1.7	1.4
Pharmaceuticals	2	290,054	297,307	2.7	2.8
Road and Rail	—	—	—	—	1.7
Semiconductors and Semiconductor Equipment	5	765,780	741,769	6.6	5.5
Software	2	255,099	243,928	2.2	4.2
Specialty Retail	3	344,746	362,904	3.2	6.5
Textiles, Apparel and Luxury Goods	1	164,511	173,316	1.6	2.7
Trading Companies and Distributors	1	113,142	108,810	1.0	—
Wireless Telecommunication Services	3	522,962	620,252	5.5	3.5
	74	9,981,464	11,103,774	99.2	99.1
Short-Term Holding and Other Assets Less Liabilities	1	86,681	86,681	0.8	0.9
Net Assets	75	$10,068,145	$11,190,455	100.0	100.0

Largest Portfolio Changes

During the Six Months Ended June 30, 2007

Largest Purchases
Diamond Offshore Drilling*
Gemstar-TV Guide International*
Pinnacle Entertainment*
NutriSystem*
FormFactor*
Wynn Resorts*
OpNext*
Microsemi*
McDermott International*
SBA Communications*

Largest Sales
Health Net**
Hilton Hotels**
Liberty Global (Class A)**
Ensco International**
E*TRADE Financial**
CSX**
Herman Miller**
MedImmune**
Coventry Health Care**
Northern Trust**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

3

Seligman Portfolios, Inc.

Performance and Portfolio Overview

Seligman Cash Management Portfolio

Summary of Net Assets

June 30, 2007

			Percent of Net Assets
	Issues	Value	June 30, 2007	December 31, 2006
Short-Term Holdings:
US Government Securities	2	$1,985,141	18.5	16.6
Government Agency Securities	3	2,882,793	26.8	21.9
Fixed Time Deposits	8	4,242,000	39.4	29.9
Commercial Paper	3	1,653,004	15.4	15.0
Repurchase Agreement	1	1,000	—	8.3
	17	10,763,938	100.1	91.7
Other Assets Less Liabilities	—	(13,878)	(0.1)	8.3
Net Assets	17	$10,750,060	100.0	100.0

4

Seligman Portfolios, Inc.

Performance and Portfolio Overview

Seligman Common Stock Portfolio

Diversification of Net Assets

June 30, 2007

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2007	Dec. 31, 2006
Common Stocks and Warrants:

Aerospace and Defense	2	$114,203	$152,440	2.1	3.3
Air Freight and Logistics	2	93,367	100,396	1.4	0.6
Airlines	1	18,071	17,625	0.3	—
Beverages	—	—	—	—	1.3
Biotechnology	4	230,015	229,584	3.2	3.0
Capital Markets	3	138,934	141,376	2.0	2.7
Chemicals	1	35,770	45,756	0.6	0.9
Commercial Banks	1	152,254	145,550	2.0	3.5
Commercial Services and Supplies	1	53,572	58,575	0.8	0.8
Communications Equipment	6	353,686	362,218	5.1	6.4
Computers and Peripherals	5	253,090	264,276	3.7	3.5
Consumer Finance	2	165,921	168,566	2.4	2.3
Containers and Packaging	1	90,768	101,156	1.4	0.9
Diversified Consumer Services	1	30,924	40,901	0.6	—
Diversified Financial Services	3	374,942	402,859	5.6	5.7
Diversified Telecommunication Services	2	92,495	97,150	1.4	2.1
Energy Equipment and Services	2	80,414	93,170	1.3	1.5
Food and Staples Retailing	4	226,340	260,833	3.6	4.2
Food Products	2	56,911	52,979	0.7	—
Health Care Equipment and Supplies	4	178,854	153,067	2.1	1.9
Health Care Providers and Services	1	52,149	51,650	0.7	3.6
Hotels, Restaurants and Leisure	2	187,094	165,839	2.3	—
Independent Power Producers and Energy Traders	—	—	—	—	0.6
Industrial Conglomerates	2	281,313	322,727	4.5	4.5

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2007	Dec. 31, 2006
Common Stocks and Warants:

Insurance	2	$170,183	$200,707	2.8	2.7
Internet Software and Services	2	128,359	143,537	2.0	1.6
IT Services	1	48,087	55,748	0.8	1.0
Machinery	1	44,039	54,810	0.8	0.7
Media	3	172,566	189,154	2.6	1.9
Metals and Mining	3	129,321	153,209	2.1	1.3
Multiline Retail	—	—	—	—	0.7
Oil, Gas and Consumable Fuels	5	325,240	467,430	6.5	8.2
Personal Products	1	42,050	51,545	0.7	—
Pharmaceuticals	6	362,004	401,902	5.6	3.3
Road and Rail	1	37,478	35,770	0.5	0.9
Semiconductors and Semiconductor Equipment	3	116,834	117,252	1.6	0.9
Software	5	326,621	309,487	4.3	2.3
Specialty Retail	3	231,077	229,579	3.2	3.7
Thrifts and Mortgage Finance	2	97,463	97,304	1.4	1.1
Tobacco	1	178,422	201,302	2.8	3.4
Wireless Telecommunication Services	—	—	—	—	1.2
	91	5,670,831	6,137,429	85.5	88.2
Options Purchased	26	189,568	185,769	2.7	3.3
Equity-Linked Notes	18	700,081	685,082	9.7	3.7
Other Short-Term Holding and Other Assets Less Liabilities	1	147,449	147,478	2.1	4.8
Net Assets	136	$6,707,929	$7,155,758	100.0	100.0

Largest Portfolio Changes

During the Six Months Ended June 30, 2007

Largest Purchases		Largest Sales
OfficeMax*	BEA Systems*	Foot Locker**	Avis Budget Group**
Starbucks*	Broadcom (Class A)*	Aetna**	Chevron
Las Vegas Sands*	Qwest Communications*	WellPoint**	Windstream**
Johnson & Johnson*	Barrick Gold*	Sprint Nextel**	Bank of New York**
Bristol-Myers Squibb*	UTI Worldwide*	International Business Machines**	SUPERVALU**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

5

Seligman Portfolios, Inc.

Performance and Portfolio Overview

Seligman Communications and Information Portfolio

Diversification of Net Assets

June 30, 2007

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2007	Dec. 31, 2006
Common Stocks:
Advertising	1	$285,589	$363,600	0.6	—
Alternative Carriers	1	457,398	450,240	0.8	—
Application Software	6	4,002,553	4,132,005	7.1	5.4
Communications Equipment	6	5,928,504	6,676,300	11.5	9.3
Computer Hardware	3	2,783,264	3,381,394	5.8	4.0
Computer Storage and Peripherals	3	3,124,462	3,208,950	5.5	10.4
Consumer Software	2	691,439	684,578	1.2	1.4
Data Processing and Outsourced Services	1	581,493	567,240	1.0	—
Electronic Equipment Manufacturers	—	—	—	—	1.4
Electronic Manufacturing Services	1	314,935	425,046	0.7	1.2
Health Care Equipment	4	1,586,037	1,592,937	2.8	2.8
Health Care Supplies	—	—	—	—	0.4
Health Care Services	1	472,401	475,180	0.8	—
Internet Software and Services	6	5,330,183	6,582,978	11.4	22.6
IT Consulting and Other Services	3	3,905,760	4,745,314	8.2	5.7
Life Sciences Tools and Services	3	707,221	796,091	1.4	0.5
Movies and Entertainment	1	284,963	268,350	0.5	—
Semiconductor Equipment	3	4,650,367	4,871,815	8.4	10.7
Semiconductors	8	2,981,289	3,382,754	5.9	4.3
Systems Software	4	5,590,743	5,526,238	9.6	4.0
Technical Software	2	5,025,206	5,585,847	9.7	8.9
Technology Distributors	1	303,939	342,027	0.6	0.5
Wireless Telecommunication Services	2	1,314,995	1,478,463	2.6	1.3
	62	50,322,741	55,537,347	96.1	94.8
Short-Term Holdings and Other Assets Less Liabilities	2	2,218,317	2,219,435	3.9	5.2
Net Assets	64	$52,541,058	$57,756,782	100.0	100.0

Largest Portfolio Changes

During the Six Months Ended June 30, 2007

Largest Purchases
Network Appliance*
Oracle*
Check Point Software Technologies
BMC Software (Class A)
Cisco Systems
BEA Systems*
International Business Machines*
Adobe Systems*
C.R. Bard*
Amdocs

Largest Sales
VeriSign
Symantec
Seagate Technology**
McAfee
Autodesk**
EMC
Applied Materials**
Parametric Technology**
Hewlett-Packard
Citrix Systems**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

6

Seligman Portfolios, Inc.

Performance and Portfolio Overview

Seligman Global Technology Portfolio

Diversification of Net Assets by Industry

June 30, 2007

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2007	Dec. 31, 2006
Common Stocks and Convertible Bonds:
Advertising	1	$40,007	$50,500	0.6	—
Alternative Carriers	1	63,576	62,310	0.7	—
Application Software	6	524,812	542,211	6.4	8.4
Communications Equipment	8	714,791	856,918	10.2	9.6
Computer Hardware	5	431,175	501,691	6.0	4.5
Computer Storage and Peripherals	7	493,985	510,068	6.1	9.1
Consumer Electronics	2	104,147	95,075	1.1	1.8
Consumer Software	1	49,124	49,925	0.6	1.3
Data Processing and Outsourced Services	2	87,888	95,715	1.1	—
Electronic Equipment Manufacturers	4	219,970	239,875	2.8	4.2
Electronic Manufacturing Services	1	121,322	161,704	1.9	1.8
Health Care Equipment	1	29,421	30,668	0.4	1.8
Health Care Services	1	66,748	67,145	0.8	—
Health Care Supplies	—	—	—	—	0.4
Home Entertainment Software	1	48,617	46,675	0.6	—
Internet Software and Services	8	651,434	843,921	10.0	18.4
IT Consulting and Other Services	8	699,956	870,942	10.3	7.5
Life Sciences Tools and Services	2	31,181	36,784	0.4	0.5
Office Electronics	1	74,228	99,762	1.2	1.2
Semiconductor Equipment	3	538,337	586,989	7.0	9.2
Semiconductors	12	563,167	604,865	7.2	6.6
Specialty Chemicals	—	—	—	—	0.5
Systems Software	5	711,933	706,465	8.4	3.9
Technical Software	2	539,837	602,757	7.2	5.4
Technology Distributors	1	37,946	46,116	0.5	0.5
Wireless Telecommunication Services	1	117,937	145,332	1.7	1.3
	84	6,961,539	7,854,413	93.2	97.9
Other Assets Less Liabilities	—	574,450	574,501	6.8	2.1
Net Assets	84	$7,535,989	$8,428,914	100.0	100.0

Largest Portfolio Changes

During the Six Months Ended June 30, 2007

Largest Purchases
Network Appliance*
Oracle*
BEA Systems*
BMC Software (Class A)
Check Point Software Technologies
Tata Consultancy Services*
Cadence Design Systems
Adobe Systems*
Cap Gemini*
Telefonaktiebolaget LM Ericsson (ADR)*

Largest Sales
Symantec**
VeriSign
Seagate Technology**
EMC
Autodesk**
McAfee
Texas Instruments
Parametric Technology**
Digital River
THQ**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

7

Seligman Portfolios, Inc.

Performance and Portfolio Overview

Seligman International Growth Portfolio

Diversification of Net Assets by Industry

June 30, 2007

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2007	Dec. 31, 2006
Common and Preferred Stocks:

Aerospace and Defense	1	—	$701	—	0.2
Airlines	1	$26,864	26,425	0.6	1.5
Auto Components	1	83,210	87,598	2.1	—
Automobiles	2	96,226	97,672	2.3	2.1
Beverages	—	—	—	—	1.1
Capital Markets	3	230,868	267,485	6.4	4.1
Chemicals	3	127,583	173,053	4.1	2.6
Commercial Banks	3	113,928	118,613	2.8	4.0
Commercial Services and Supplies	1	19,281	19,623	0.5	0.5
Communications Equipment	3	195,698	260,811	6.2	4.0
Computers and Peripherals	—	—	—	—	2.9
Construction and Engineering	1	21,859	28,655	0.7	0.9
Consumer Finance	—	—	—	—	0.7
Distributors	1	21,818	22,480	0.5	—
Diversified Financial Services	1	40,614	56,425	1.4	2.4
Diversified Telecommunication Services	2	74,703	73,488	1.8	1.4
Electric Utilities	1	43,685	41,324	1.0	—
Electrical Equipment	5	265,658	318,729	7.6	3.6
Electronic Equipment and Instruments	1	44,908	55,275	1.3	1.9
Energy Equipment and Services	—	—	—	—	1.0
Food and Staples Retailing	1	57,079	61,638	1.5	4.8
Food Products	3	95,951	96,776	2.3	2.9
Health Care Equipment and Supplies	3	111,578	118,635	2.8	1.8
Health Care Providers and Services	1	49,278	47,126	1.1	—
Hotels, Restaurants and Leisure	1	33,877	39,315	0.9	0.5
Household Durables	2	102,396	116,873	2.8	3.3
Household Products	2	95,997	115,629	2.8	1.6
Industrial Conglomerates	1	75,358	81,717	2.0	—

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2007	Dec. 31, 2006
Common and Preferred Stocks:

Insurance	—	—	—	—	1.6
Internet and Catalog Retail	—	—	—	—	1.2
Internet Software and Services	—	—	—	—	0.5
Machinery	4	$124,963	$135,388	3.2	3.2
Marine	1	39,766	40,597	1.0	—
Media	2	55,952	86,515	2.1	3.1
Metals and Mining	3	142,149	187,760	4.5	5.5
Multi-Utilities	1	112,165	151,939	3.6	3.0
Multiline Retail	2	110,211	108,938	2.6	1.0
Office Electronics	1	33,252	35,210	0.8	—
Oil, Gas and Consumable Fuels	2	76,671	104,789	2.5	1.1
Pharmaceuticals	1	64,950	92,106	2.2	3.6
Real Estate Investment Trusts	—	—	—	—	3.1
Real Estate Management and Development	—	—	—	—	2.9
Road and Rail	—	—	—	—	0.5
Semiconductors and Semiconductor Equipment	6	257,038	282,851	6.8	5.1
Software	1	17,860	36,522	0.9	3.0
Specialty Retail	2	56,194	59,794	1.4	3.1
Textiles, Apparel and Luxury Goods	4	134,539	152,805	3.8	1.1
Tobacco	1	72,007	83,836	2.0	3.8
Trading Companies and Distributors	1	27,764	28,744	0.7	—
Transportation Infrastructure	1	15,757	15,926	0.4	—
Wireless Telecommunication Services	2	56,265	73,814	1.8	2.1
	79	3,425,920	4,003,600	95.8	98.3
Other Assets Less Liabilities	—	173,133	173,834	4.2	1.7
Net Assets	79	$3,599,053	$4,177,434	100.0	100.0

Largest Portfolio Changes

During the Six Months Ended June 30, 2007

Largest Purchases		Largest Sales
Nokia*	Bayer*	Logitech International**	Research in Motion
Invesco*	Smith & Nephew*	Nintendo	Tesco
Continental*	Julius Baer Holding*	Philips Electronics**	EMI Group**
KarstadtQuelle*	LG Electronics*	Unibail**	Sumitomo Realty & Development**
Siemens*	Cable & Wireless*	Alliance Boots**	Nobel Biocare Holding**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

* Position added during the period.
** Position eliminated during the period.

8

Seligman Portfolios, Inc.

Performance and Portfolio Overview

Seligman Investment Grade Fixed Income Portfolio

Diversification of Net Assets

June 30, 2007

			Percent of Net Assets
	Issues	Value	June 30, 2007	Dec. 31, 2006
US Government Securities	13	$687,369	35.1	26.6
Government Agency Mortgage-Backed Securities	17	279,265	14.3	12.5
Government Agency Securities	4	86,923	4.4	14.1
Corporate Bonds:
Air Freight and Logistics	1	30,041	1.5	1.4
Airlines	1	9,726	0.5	—
Automobiles	1	19,632	1.0	0.9
Building Products	—	—	—	0.9
Capital Markets	2	14,825	0.8	2.8
Chemicals	1	19,470	1.0	0.9
Commercial Banks	3	34,772	1.8	4.3
Commercial Services and Supplies	1	4,884	0.3	0.2
Consumer Finance	1	29,845	1.5	3.3
Diversified Financial Services	3	44,710	2.3	0.7
Diversified Telecommunication Services	3	34,870	1.8	1.7
Electric Utilities	3	33,762	1.7	1.9
Food and Staples Retailing	—	—	—	1.2
Food Products	1	19,600	1.0	—
Industrial Conglomerates	1	19,379	1.0	0.9
Insurance	3	33,557	1.7	0.7
Machinery	—	—	—	0.7
Media	3	38,855	2.0	0.7
Metals and Mining	—	—	—	1.0
Multi-Utilities	1	14,584	0.8	1.2
Multiline Retail	2	33,487	1.7	—
Office Electronics	1	19,677	1.0	—
Oil, Gas and Consumable Fuels	4	78,732	4.0	3.2
Pharmaceuticals	1	9,589	0.5	—
Real Estate Investment Trusts	3	49,013	2.5	2.6
Real Estate Management and Development	—	—	—	1.9
Specialty Retail	—	—	—	0.7
Thrifts and Mortgage Finance	3	39,663	2.0	3.7
Trading Companies and Distributors	—	—	—	0.7
Wireless Telecommunication Services	—	—	—	0.7
Total Corporate Bonds	43	632,673	32.4	38.9
CMOs and Asset-Backed Securities	7	180,155	9.2	6.9
Short-Term Holdings and Other Assets Less Liabilities	2	89,462	4.6	1.0
Net Assets	86	$1,955,847	100.0	100.0

Largest Portfolio Changes

During the Six Months Ended June 30, 2007

Largest Purchases
US Treasury Notes:
4.75%, 1/31/2012*
4.5%, 5/15/2017*
4.625%, 2/15/2017*
4.875%, 5/31/2009*
4.5%, 3/31/2009*
Fannie Mae:
5%, 10/15/2011*
5.45%, 8/25/2035*
Irwin Home Equity Loan 5.7%, 2/25/2034*
US Treasury Notes 4.75%, 2/15/2010*
Federal Home Loan Bank 5.25%, 7/24/2018*

Largest Sales
US Treasury Notes 4.625%, 11/15/2016**
Fannie Mae 5.5%, 2/22/2011**
Freddie Mac 5.2%, 3/5/2019**
Fannie Mae 5.4%, 4/13/2009**
US Treasury Notes:
4.25%, 8/15/2013
4.5%, 11/30/2011**
US Treasury Bonds 4.5%, 2/15/2036
Countrywide Funding 5.625%, 7/15/2009**
Aiful 6%, 12/12/2011**
Fannie Mae 7%, 5/1/2032**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

9

Seligman Portfolios, Inc.

Performance and Portfolio Overview

Seligman Large-Cap Value Portfolio

Diversification of Net Assets

June 30, 2007

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2007	Dec. 31, 2006
Common Stocks:
Aerospace and Defense	2	$128,518	$260,048	6.0	6.2
Capital Markets	1	98,700	124,320	2.9	3.4
Chemicals	3	251,983	385,524	9.0	8.3
Commercial Banks	1	91,460	115,325	2.7	3.1
Communications Equipment	2	252,756	274,920	6.4	6.4
Diversified Financial Services	2	167,246	233,572	5.4	6.5
Food and Staples Retailing	1	90,592	146,300	3.4	3.1
Food Products	2	117,687	188,782	4.4	1.8
Health Care Equipment and Supplies	3	305,851	326,700	7.6	8.9
Independent Power Producers and Energy Traders	1	59,946	109,400	2.5	3.1
Industrial Conglomerates	1	121,720	153,120	3.5	3.2
Insurance	3	285,048	403,754	9.4	9.7
Machinery	1	60,897	133,110	3.1	2.7
Multiline Retail	1	31,068	123,046	2.9	3.4
Oil, Gas and Consumable Fuels	4	261,203	529,692	12.3	11.7
Pharmaceuticals	1	133,246	143,350	3.3	2.8
Road and Rail	2	125,905	273,420	6.4	6.0
Specialty Retail	1	131,321	120,330	2.8	3.0
Thrifts and Mortgage Finance	1	94,592	132,184	3.1	3.1
Tobacco	1	46,163	112,224	2.6	3.3
	34	2,855,902	4,289,121	99.7	99.7
Short-Term Holding and Other Assets Less Liabilities	1	13,205	13,205	0.3	0.3
Net Assets	35	$2,869,107	$4,302,326	100.0	100.0

Largest Portfolio Changes

During the Six Months Ended June 30, 2007

Purchases
Tyson Foods

Largest Sales
Honeywell International
Baxter International
Williams Companies
Prudential Financial
CSX
Juniper Networks
Bank of New York
UnumProvident
Chevron
JPMorgan Chase

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

10

Seligman Portfolios, Inc.

Performance and Portfolio Overview

Seligman Smaller-Cap Value Portfolio

Diversification of Net Assets

June 30, 2007

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2007	Dec. 31, 2006†
Common Stocks:
Aerospace and Defense	1	$4,979,609	$7,997,700	3.5	2.8
Airlines	1	1,742,440	5,080,500	2.2	2.7
Auto Components	—	—	—	—	1.9
Beverages	1	4,399,245	6,404,700	2.8	2.4
Biotechnology	2	8,666,115	9,022,750	3.9	4.1
Chemicals	2	9,064,814	12,175,250	5.3	8.2
Commercial Banks	1	4,808,872	3,962,000	1.7	1.6
Commercial Services and Supplies	4	11,692,437	21,562,400	9.4	9.2
Communications Equipment	1	4,499,653	6,448,000	2.8	2.8
Computers and Peripherals	1	5,067,092	3,546,000	1.6	1.4
Construction and Engineering	1	3,806,132	8,100,750	3.5	3.1
Diversified Consumer Services	1	1,682,778	6,442,800	2.8	2.4
Electrical Equipment	2	5,538,780	7,764,270	3.4	2.9
Electronic Equipment and Instruments	1	1,970,324	7,084,000	3.1	4.7
Energy Equipment and Services	2	5,448,262	12,842,550	5.6	5.0
Food Products	—	—	—	—	2.5
Health Care Equipment and Supplies	1	3,829,936	3,880,750	1.7	—
Health Care Providers and Services	2	8,122,030	8,663,435	3.8	3.8
Hotels, Restaurants and Leisure	3	12,200,366	14,705,500	6.4	6.1
Household Durables	—	—	—	—	2.0
Insurance	5	18,200,413	26,086,840	11.4	8.8
IT Services	1	4,720,471	4,885,000	2.1	—
Machinery	1	4,715,199	4,993,800	2.2	4.8
Media	—	—	—	—	2.7
Multiline Retail	1	6,672,606	4,281,600	1.9	1.7
Oil, Gas and Consumable Fuels	—	—	—	—	1.4
Personal Products	1	3,589,923	4,361,500	1.9	—
Pharmaceuticals	1	4,851,543	5,081,400	2.2	—
Real Estate Investment Trusts	1	4,013,347	4,034,650	1.8	—
Semiconductors and Semiconductor Equipment	2	5,488,064	8,649,837	3.8	2.8
Software	2	8,571,885	9,118,850	4.0	2.1
Specialty Retail	3	11,853,753	13,052,044	5.7	6.3
	45	170,196,089	230,228,876	100.5	100.2
Other Assets Less Liabilities	—	(1,164,788)	(1,164,788)	(0.5)	(0.2)
Net Assets	45	$169,031,301	$229,064,088	100.0	100.0

†	Reclassified to conform to current period’s presentation.

Largest Portfolio Changes

During the Six Months Ended June 30, 2007

Largest Purchases
Aspen Insurance Holdings*
Par Pharmaceutical*
CACI International (Class A)*
FelCor Lodging Trust*
Lawson Software*
PolyMedica*
Herbalife*
Panera Bread (Class A)*
Coldwater Creek*
South Financial Group

Largest Sales
Cabot**
Claire’s Stores**
Cadmus Communications**
Bunge**
Terex**
Symbol Technologies**
Harman International Industries**
Tenneco**
Peobody Energy**
Landry’s Restaurants**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

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Seligman Portfolios, Inc.

Benchmarks

Lipper Averages

Corporate Debt Funds BBB-Rated is an average of funds that invest primarily in corporate and government debt issues rated in the top four grades.

Global Funds is an average of funds that invest at least 25% of their portfolios in equity securities traded outside of the US and that may own US securities as well.

International Funds is an average of funds that invest their assets in securities with primary trading markets outside of the US.

International Multi-Cap Growth Funds is an average of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the US with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-US Broad Market Index (BMI). Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-US BMI.

Large-Cap Core Funds is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($16.8 billion as of June 30, 2007). Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Large-Cap Value Funds is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($16.8 billion as of June 30, 2007). Large-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Mid-Cap Funds is an average of funds that by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase.

Mid-Cap Growth Funds is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($16.8 billion as of June 30, 2007). Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

Multi-Cap Value Funds is an average of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) over 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($16.8 billion as of June 30, 2007). Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

Science & Technology Funds is an average of funds that invest at least 65% of their equity portfolios in science and technology stocks.

Small-Cap Core Funds is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($4.1 billion as of June 30, 2007). Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Small-Cap Value Funds is an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($4.1 billion as of June 30, 2007). Small-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

See footnotes on page 13.

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Seligman Portfolios, Inc.

Benchmarks

Indices

Lehman Brothers Government/Credit Index is composed of all bonds that are investment grade (rated Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s), with at least one year to maturity.

Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index (“MSCI EAFE Index”) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada.

Morgan Stanley Capital International EAFE Growth Index (“MSCI EAFE Growth Index”) is a free float-adjusted market capitalization-weighted index that measures stock market performance of developed markets in Europe, Australasia, and the Far East with a greater-than-average growth orientation.

Morgan Stanley Capital International World Index (“MSCI World Index”) is a free float-adjusted market capitalization index that is designed to measure global developed equity performance.

Morgan Stanley Capital International World Information Technology Index (“MSCI World IT Index”) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity markets.

Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values, as determined by the Frank Russell Company.

Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values, as determined by the Frank Russell Company.

Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted values, as determined by the Frank Russell Company. The stocks are also members of the Russell 1000 Growth Index.

Standard & Poor’s 500 Composite Index (“S&P 500 Index”) measures the performance of 500 of the largest US companies based on market capitalization.

S&P GSTI Composite Index (formerly the Goldman Sachs Technology Index) is a modified capitalization-weighted index based on a universe of technology-related stocks.

Adapted from materials of Lipper, Lehman, Morgan Stanley, Frank Russell, and Standard & Poor’s.

The averages and indices are unmanaged benchmarks that assume reinvestment of distributions. The performance of the averages and indices excludes the effect of taxes and sales charges. The performance of the indices also excludes fees. Investors cannot invest directly in an average or an index.

13

Seligman Portfolios, Inc.

Understanding and Comparing

Your Portfolio’s Expenses

As an investor in a Portfolio of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees (if applicable), and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Portfolio and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses of investing in a Portfolio only and do not reflect any costs that may be charged by insurance companies’ separate accounts or by any pension or retirement plan. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if these costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2007 and held for the entire six-month period ended June 30, 2007.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Portfolio that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each Portfolio’s class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Portfolio. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

				Actual		Hypothetical
Portfolio	Beginning Account Value 1/1/07	Annualized Expense Ratio*	Annualized Expense Reimbursement Ratio†	Ending Account Value 6/30/07	Expenses Paid During Period** 1/1/07 to 6/30/07	Ending Account Value 6/30/07	Expenses Paid During Period** 1/1/07 to 6/30/07
Capital
Class 1	$1,000.00	1.24%		$1,153.20	$ 6.62	$1,018.65	$ 6.21
Class 2	1,000.00	1.49		1,152.10	7.95	1,017.41	7.45
Cash Management	1,000.00	0.70	0.13%	1,022.50	3.51	1,021.32	3.51
Common Stock	1,000.00	1.02		1,076.40	5.25	1,019.74	5.11
Communications and Information
Class 1	1,000.00	1.12		1,103.30	5.84	1,019.24	5.61
Class 2	1,000.00	1.37		1,101.60	7.14	1,018.00	6.85
Global Technology
Class 1	1,000.00	1.90	0.91	1,106.30	9.92	1,015.37	9.49
Class 2	1,000.00	2.05	0.91	1,106.10	10.71	1,014.63	10.24
International Growth	1,000.00	2.00	2.62	1,103.60	10.43	1,014.88	9.99
Investment Grade	1,000.00	0.85	1.65	1,007.00	4.23	1,020.58	4.26
Large-Cap Value	1,000.00	1.39		1,113.30	7.28	1,017.90	6.95
Smaller-Cap Value
Class 1	1,000.00	1.21		1,104.30	6.31	1,018.79	6.06
Class 2	1,000.00	1.40		1,103.40	7.30	1,017.85	7.00

*	Expenses of Class 2 shares differ from the expenses of Class 1 shares due to the differences in 12b-1 fees paid. See the Fund’s prospectus for a description of each share class and its expenses.
**	Expenses are equal to the Portfolio’s annualized expense ratio based on actual expenses for the period January 1, 2007 to June 30, 2007, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).
†	The Manager has undertaken to reimburse expenses (other than management and 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) that exceed a certain rate per annum of the average daily net assets of certain Portfolios. Absent such reimbursement, the expense ratios and expenses paid for the period would have been higher. See Note 4 to the Financial Statements on page 40 of this report for additional information.

14

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2007

Seligman Capital Portfolio

	Shares	Value

Common Stocks 99.2%
Aerospace and Defense 5.1%
AAR*	3,800	$125,438
Goodrich	2,400	142,944
Precision Castparts	1,500	182,040
Spirit Aerosystems Holdings (Class A)*	3,300	118,965

		569,387

Auto Components 1.5%
Goodyear Tire & Rubber*	4,800	166,848

Biotechnology 3.5%
BioMarin Pharmaceutical*	3,200	57,408
Celgene*	1,400	80,262
Cephalon*	2,100	168,819
Cepheid*	5,800	84,680

		391,169

Chemicals 2.0%
The Mosaic*	2,800	109,256
Zoltek*	2,700	112,131

		221,387

Commercial Services and Supplies 1.1%
The GEO Group*	4,100	119,310

Communications Equipment 5.5%
Comverse Technology*	4,900	102,239
OpNext*	13,200	174,768
Research In Motion*	1,700	339,983

		616,990

Computers and Peripherals 0.9%
Network Appliance*	3,600	105,120

Diversified Consumer Services 1.8%
Apollo Group (Class A)*	3,400	198,662

Diversified Financial Services 1.3%
Chicago Mercantile Exchange Holdings (Class A)	100	53,436
IntercontinentalExchange*	600	88,710

		142,146

Diversified Telecommunication Services 0.8%
Time Warner Telecom (Class A)*	4,500	90,450

Electronic Equipment and Instruments 0.9%
Trimble Navigation*	3,000	96,600

Energy Equipment and Services 7.7%
Cal Dive International*	9,200	152,996
Diamond Offshore Drilling	2,500	253,900
Grant Prideco*	2,500	134,575
National Oilwell Varco*	1,900	198,056
Weatherford International*	2,300	127,052

		866,579

	Shares	Value

Food and Staples Retailing 1.8%
Rite Aid*	30,900	$197,142

Food Products 1.4%
Smithfield Foods*	5,100	157,029

Health Care Equipment and Supplies 6.9%
Beckman Coulter	1,200	77,616
DENTSPLY International	4,700	179,822
Gen-Probe*	4,700	283,974
Northstar Neuroscience*	9,900	115,137
Respironics*	2,600	110,734

		767,283

Health Care Providers and Services 3.0%
Emeritus*	1,600	49,568
Express Scripts*	1,900	95,019
Quest Diagnostics	3,800	196,270

		340,857

Hotels, Restaurants and Leisure 5.7%
Life Time Fitness*	2,600	138,398
Pinnacle Entertainment*	7,500	211,125
WMS Industries*	3,000	86,580
Wynn Resorts	2,200	197,318

		633,421

Independent Power Producers and Energy Traders 1.6%
AES*	8,100	177,228

Industrial Conglomerates 3.4%
McDermott International*	2,500	207,800
Textron	1,600	176,176

		383,976

Internet and Catalog Retail 2.9%
NutriSystem*	4,700	328,248

Internet Software and Services 3.8%
Equinix*	1,600	146,352
SAVVIS*	5,600	277,256

		423,608

IT Services 3.3%
Amdocs*	2,400	95,568
Cognizant Technology Solutions (Class A)*	2,600	195,234
Gartner*	3,400	83,606

		374,408

Life Sciences Tools and Services 0.8%
Waters*	1,600	94,976

Machinery 2.4%
AGCO*	2,700	117,207
ITT	2,200	150,216

		267,423

See footnotes on page 30.

15

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2007

Seligman Capital Portfolio (continued)

	Shares	Value
Media 3.1%
Gemstar-TV Guide International*	52,100	$256,332
Mediacom Communications*	9,800	94,962

		351,294

Metals and Mining 2.5%
Century Aluminum*	1,800	98,334
Freeport-McMoRan Copper & Gold (Class B)	2,200	182,204

		280,538

Oil, Gas and Consumable Fuels 1.7%
Noble Energy	3,100	193,409

Pharmaceuticals 2.7%
Allergan	2,200	126,808
Shire (ADR)	2,300	170,499

		297,307

Semiconductors and Semiconductor Equipment 6.6%
Broadcom (Class A)*	3,400	99,450
FormFactor*	4,900	187,670
Intersil (Class A)	5,400	169,884
Microsemi*	8,600	205,970
Qimonda (ADR)*	5,100	78,795

		741,769

Software 2.2%
Business Objects (ADR)*	3,600	139,824
Electronic Arts*	2,200	104,104

		243,928

Specialty Retail 3.2%
GameStop (Class A)*	2,400	93,840
OfficeMax	3,300	129,690
Urban Outfitters*	5,800	139,374

		362,904

	Shares or Principal Amount		Value
Textiles, Apparel and Luxury Goods 1.6%
Iconix Brand Group*	7,800	shs.	$173,316

Trading Companies and Distributors 1.0%
WESCO International*	1,800		108,810

Wireless Telecommunication Services 5.5%
Crown Castle International*	1,600		58,032
NII Holdings (Class B)*	4,800		387,552
SBA Communications*	5,200		174,668

			620,252

Total Common Stocks (Cost $9,981,464)			11,103,774

Repurchase Agreement 2.0%
State Street Bank 4.65%, dated 6/29/2007, maturing 7/2/2007, in the amount of $222,086, collateralized by: $235,000 Federal Home Loan Bank 4.375%, 9/17/2010, with a fair market value of $232,001 (Cost $222,000)	$222,000		$222,000

Total Investments 101.2% (Cost $10,203,464)			11,325,774
Other Assets Less Liabilities (1.2)%			(135,319)

Net Assets 100.0%			$11,190,455

Seligman Cash Management Portfolio

	Annualized Yield on Purchase Date	Principal Amount	Value

US Government and Government Agency Securities 45.3%
US Government Securities 18.5%
US Treasury Bills: 4.87%, 8/16/2007	4.94%	$1,000,000	$993,777
4.64%, 9/6/2007	4.70	1,000,000	991,364

			1,985,141

	Annualized Yield on Purchase Date	Principal Amount	Value

Government Agency Securities 26.8%
Federal Home Loan Bankø 5.12%, 7/11/2007	5.19	$1,000,000	$998,578
Freddie Mac:ø 5.09%, 8/20/2007	5.16	900,000	893,638
5.14%, 9/5/2007	5.21	1,000,000	990,577

			2,882,793

Total US Government and Government Agency Securities (Cost $4,867,934)			4,867,934

See footnotes on page 30.

16

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2007

Seligman Cash Management Portfolio (continued)

	Annualized Yield on Purchase Date	Principal Amount	Value

Fixed Time Deposits 39.4%
ABN AMRO Bank, Grand Cayman 5.2%, 7/2/2007	5.27	$535,000	$535,000
Bank of Montreal, Toronto 5.2%, 7/2/2007	5.27	535,000	535,000
Bank of Novia Scotia, Toronto 5.2%, 7/3/2007	5.27	535,000	535,000
BNP Paribas, Grand Cayman 5.32%, 7/2/2007	5.39	535,000	535,000
Citibank, Nassau 5.19%, 7/2/2007	5.26	535,000	535,000
Dexia Credit Local, Grand Cayman 5.188%, 7/2/2007	5.26	535,000	535,000
Rabobank Nederland, Grand Cayman 5.25%, 7/3/2007	5.32	497,000	497,000
Royal Bank of Scotland Group, London 5.3%, 7/2/2007	5.37	535,000	535,000

Total Fixed Time Deposits (Cost $4,242,000)			4,242,000

Commercial Paper 15.4%
AIG Funding 5.16%, 7/5/2007	5.23	570,000	569,673
American Express Credit 5.20%, 7/6/2007	5.27	551,000	550,602
General Electric Capital 5.27%, 7/30/2007	5.34	535,000	532,729

Total Commercial Paper (Cost $1,653,004)			1,653,004

	Annualized Yield on Purchase Date	Principal Amount	Value

Repurchase Agreement 0.0%
State Street Bank 4.65%, dated 6/29/2007, maturing 7/2/2007, in the amount of $1,000, collateralized by: $5,000 Federal Home Loan Bank 4.375%, 9/17/2010, with a fair value of $4,936 (Cost $1,000)	4.71%	$1,000	$1,000

Total Investments 100.1% (Cost $10,763,938)			10,763,938
Other Assets Less Liabilities (0.1)%			(13,878)

Net Assets 100.0%			$10,750,060

Seligman Common Stock Portfolio

	Shares	Value

Common Stocks and Warrants 85.5%
Aerospace and Defense 2.1%
Boeing	1,000	$96,160
Honeywell International	1,000	56,280

		152,440

Air Freight and Logistics 1.4%
TNT (ADR)	800	36,100
UTI Worldwide	2,400	64,296

		100,396

Airlines 0.3%
JetBlue Airways*	1,500	17,625

Biotechnology 3.2%
Amgen*	1,200	66,348
Cephalon*	600	48,234
Genentech*	700	52,962
Pharmion*	2,143	62,040

		229,584

	Shares	Value

Capital Markets 2.0%
Goldman Sachs Group	150	$32,512
Merrill Lynch	600	50,148
Morgan Stanley	700	58,716

		141,376

Chemicals 0.6%
E. I. du Pont de Nemours	900	45,756

Commercial Banks 2.0%
Wachovia	2,840	145,550

Commercial Services and Supplies 0.8%
Waste Management	1,500	58,575

See footnotes on page 30.

17

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2007

Seligman Common Stock Portfolio (continued)

	Shares or Warrants		Value
Communications Equipment 5.1%
Alcatel-Lucent (ADR)	6,372	shs.	$89,208
Alcatel-Lucent (exercise price of $2.75, expiring 12/17/2007)*	39,071	wts.	7,033
Cisco Systems*	2,070	shs.	57,649
Comverse Technology*	5,300		110,584
Motorola	1,600		28,320
QUALCOMM	1,600		69,424

			362,218

Computers and Peripherals 3.7%
Apple*	400		48,816
Hewlett-Packard	1,200		53,544
Network Appliance*	1,800		52,560
SanDisk*	900		44,046
Seagate Technology	3,000		65,310

			264,276

Consumer Finance 2.4%
American Express	500		30,590
Capital One Financial	1,759		137,976

			168,566

Containers and Packaging 1.4%
Smurfit-Stone Container*	7,600		101,156

Diversified Consumer Services 0.6%
Apollo Group (Class A)*	700		40,901

Diversified Financial Services 5.6%
Bank of America	2,740		133,959
Citigroup	2,560		131,302
JPMorgan Chase	2,840		137,598

			402,859

Diversified Telecommunication Services 1.4%
Qwest Communications International*	6,700		64,990
Time Warner Telecom (Class A)*	1,600		32,160

			97,150

Energy Equipment and Services 1.3%
Halliburton	1,900		65,550
Weatherford International*	500		27,620

			93,170

Food and Staples Retailing 3.6%
Costco Wholesale	1,000		58,520
CVS/Caremark	1,500		54,675
Rite Aid*	15,600		99,528
Wal-Mart Stores	1,000		48,110

			260,833

Food Products 0.7%
Archer-Daniels-Midland	1,600		52,944
Kraft Foods (Class A)	1		35

			52,979

	Shares	Value
Health Care Equipment and Supplies 2.1%
C.R. Bard	300	$24,789
Boston Scientific*	3,800	58,292
Gen-Probe*	300	18,126
Medtronic	1,000	51,860

		153,067

Health Care Providers and Services 0.7%
Quest Diagnostics	1,000	51,650

Hotels, Restaurants and Leisure 2.3%
Las Vegas Sands*	900	68,751
Starbucks*	3,700	97,088

		165,839

Industrial Conglomerates 4.5%
3M	1,200	104,148
General Electric	5,710	218,579

		322,727

Insurance 2.8%
American International Group	1,600	112,048
Hartford Financial Services Group	900	88,659

		200,707

Internet Software and Services 2.0%
Google (Class A)*	150	78,507
Yahoo!*	2,397	65,030

		143,537

IT Services 0.8%
Amdocs*	1,400	55,748

Machinery 0.8%
Caterpillar	700	54,810

Media 2.6%
Comcast (Class A)*	1,600	44,992
Gemstar-TV Guide International*	10,100	49,692
Time Warner	4,490	94,470

		189,154

Metals and Mining 2.1%
Alcoa	1,600	64,848
Barrick Gold	1,900	55,233
Freeport-McMoRan Copper & Gold (Class B)	400	33,128

		153,209

Oil, Gas and Consumable Fuels 6.5%
Chevron	500	42,120
ConocoPhillips	1,300	102,050
El Paso	5,600	96,488
Exxon Mobil	2,250	188,730
Murphy Oil	640	38,042

		467,430

See footnotes on page 30.

18

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2007

Seligman Common Stock Portfolio (continued)

	Shares or Shares Subject to Call	Value
Personal Products 0.7%
Herbalife	1,300	$51,545

Pharmaceuticals 5.6%
Adams Respiratory Therapeutics*	1,000	39,390
Bristol-Meyers Squibb	2,500	78,900
Johnson & Johnson	1,100	67,782
Pfizer	3,200	81,824
Schering-Plough	1,200	36,528
Wyeth	1,700	97,478

		401,902

Road and Rail 0.5%
YRC Worldwide*	972	35,770

Semiconductors and Semiconductor Equipment 1.6%
Broadcom (Class A)*	1,900	55,575
Qimonda (ADR)*	1,800	27,810
Texas Instruments	900	33,867

		117,252

Software 4.3%
Adobe Systems*	1,200	48,180
BEA Systems*	4,900	67,081
Business Objects (ADR)*	800	31,072
Electronic Arts*	1,100	52,052
Microsoft	3,770	111,102

		309,487

Specialty Retail 3.2%
Best Buy	1,700	79,339
Office Max	2,600	102,180
Urban Outfitters*	2,000	48,060

		229,579

Thrifts and Mortgage Finance 1.4%
Countrywide Financial	800	29,080
Washington Mutual	1,600	68,224

		97,304

Tobacco 2.8%
Altria Group	2,870	201,302

Total Common Stocks and Warrants (Cost $5,670,831)		6,137,429

Options Purchased* 2.7%
Biotechnology 0.1%
Amgen, Call expiring January 2009 at $60	900	6,120

Capital Markets 0.0%
Bear Stearns, Call expiring January 2008 at $150	300	2,880

	Shares Subject to Call/Put	Value
Communications Equipment 0.5%
Comverse Technology, Call expiring January 2008 at $20	5,800	$14,210
JDS Uniphase, Call expiring January 2009 at $15	4,300	11,610
QUALCOMM, Call expiring January 2009 at $40	700	6,860

		32,680

Computers and Peripherals 0.2%
Seagate Technology:
Call expiring January 2009 at $25	2,400	6,060
Call expiring January 2008 at $17.50	1,100	5,610

		11,670

Consumer Finance 0.1%
Capital One Financial, Call expiring January 2008 at $80	1,000	6,000

Health Care Equipment and Supplies 0.1%
Boston Scientific, Call expiring January 2009 at $20	4,900	8,085

Household Durables 0.0%
Fortune Brands, Call expiring January 2009 at $85	100	850

Index Derivatives 0.2%
S&P 500 Index, Put expiring August 2007 at 1500	400	12,000

Internet Software and Services 0.1%
Yahoo!, Call expiring January 2009 at $30	2,400	8,400

Metals and Mining 0.1%
Alcoa, Call expiring January 2008 at $35	900	6,930

Pharmaceuticals 0.1%
Bristol Myers Squibb, Call expiring September 2007 at $27.50	1,500	6,300

Semiconductors and Semiconductor Equipment 0.6%
Advanced Micro Devices, Call expiring January 2008 at $15	5,000	8,750
Intel, Call expiring January 2009 at $20	2,300	13,225
Marvell Technology Group, Call expiring January 2009 at $20	4,200	11,130
Maxim Integrated Products, Call expiring January 2008 at $35	1,100	3,052
Micron Technology, Call expiring January 2009 at $15	4,500	6,750

		42,907

See footnotes on page 30.

19

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2007

Seligman Common Stock Portfolio (continued)

	Shares Subject to Call/Put or Principal Amount		Value
Software 0.1%
BEA Systems, Call expiring January 2008 at $10	2,100	shs.	$8,400

Specialty Retail 0.1%
Foot Locker, Call expiring January 2008 at $25	1,500		1,275
OfficeMax, Call expiring January 2008 at $45	1,500		3,187

			4,462

Thrifts and Mortgage Finance 0.1%
Countrywide Financial:
Call expiring January 2008 at $37.50	1,700		5,780
Call expiring January 2009 at $37.50	100		590

			6,370

Tobacco 0.3%
Altria Group:
Call expiring January 2008 at $80	400		6,440
Call expiring January 2008 at $85	1,300		15,275

			21,715

Total Options Purchased* (Cost $189,568)			185,769

Short-Term Holdings 11.5%
Equity-Linked Notes†ØØ 9.7%
Deutsche Bank:
19.85%, 8/6/2007(1)(a)	$38,165		41,075
34.90%, 8/23/2007(1)(b)	54,000		49,004
30.10%, 9/5/2007(1)(c)	27,000		26,135
36.20%, 11/2/2007(1)(d)	18,267		17,997
Goldman Sachs:
8.25%, 7/27/2007(1)(e)	34,999		37,233
13.75%, 8/2/2007(1)(f)	26,043		26,840
33%, 8/6/2007(1)(g)	53,700		50,080
34.80%, 8/9/2007(1)(h)	49,400		47,382
30.80%, 9/4/2007(1)(i)	53,900		53,964
9.8%, 9/27/2007(1)(j)	35,342		34,361

	Principal Amount	Value
Equity-Linked Notes†ØØ (continued)
Merrill Lynch:
30%. 10/3/2007(1)(k)	$37,000	$33,002
30%, 10/23/2007(1)(l)	24,000	23,472
Morgan Stanley:
31.90%, 8/23/2007(2)(a)	54,000	51,668
10.25%, 8/25/2007(1)(m)	56,264	63,042
30%, 8/31/2007(1)(n)	54,000	53,281
35.30%, 9/6/2007(2)(b)	27,000	22,942
30.35%, 9/6/2007(2)(c)	27,000	22,858
30%, 10/19/2007(1)(o)	30,000	30,746

		685,082

Repurchase Agreement 1.8%
State Street Bank 4.65%, dated 6/29/2007, maturing 7/2/2007, in the amount of $128,050, collateralized by: $135,000 Federal Home Loan Bank 4.375%, 9/17/2010, with a fair value of $133,277	128,000	128,000

Total Short-Term Holdings (Cost $828,081)		813,082

Total Investments 99.7% (Cost $6,688,480)		7,136,280
Other Assets Less Liabilities 0.3%		19,478

Net Assets 100.0%		$7,155,758

	No. of Contracts(3)	Value

Options Written* 0.0% (Premium received $39)
Motorola, expiring July 2007 at $19	1	$(10)

Seligman Communications and Information Portfolio

	Shares	Value

Common Stocks 96.1%
Advertising 0.6%
Focus Media Holding (ADR)*	7,200	$363,600

Alternative Carriers 0.8%
Time Warner Telecom (Class A)*	22,400	450,240

	Shares	Value

Application Software 7.1%
Adobe Systems*	20,900	$839,135
BEA Systems*	76,600	1,048,654
Business Objects (ADR)*	36,500	1,417,660
Cognos*	7,300	289,591
Quest Software*	14,900	241,231
salesforce.com*	6,900	295,734

		4,132,005

See footnotes on page 30.

20

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2007

Seligman Communications and Information Portfolio (continued)

	Shares	Value
Communications Equipment 11.5%
Cisco Systems*	85,700	$2,386,745
Corning	22,700	579,985
Nokia (ADR)	20,700	581,877
QUALCOMM	51,100	2,217,229
Research In Motion*	1,800	359,982
Telefonaktiebolaget LM Ericsson (ADR)	13,800	550,482

		6,676,300

Computer Hardware 5.8%
Apple*	12,800	1,562,112
Hewlett-Packard	18,600	829,932
International Business Machines	9,400	989,350

		3,381,394

Computer Storage and Peripherals 5.5%
Electronics for Imaging*	32,500	917,150
EMC*	41,600	752,960
Network Appliance*	52,700	1,538,840

		3,208,950

Consumer Software 1.2%
Activision*	17,200	321,124
Take-Two Interactive Software*	18,200	363,454

		684,578

Data Processing and Outsourced Services 1.0%
Paychex	14,500	567,240

Electronic Manufacturing Services 0.7%
HON HAI Precision Industry	49,000	425,046

Health Care Equipment 2.8%
American Medical Systems Holdings*	10,700	193,028
C.R. Bard	10,300	851,089
Medtronic	4,500	233,370
Stryker	5,000	315,450

		1,592,937

Health Care Services 0.8%
Quest Diagnostics	9,200	475,180

Internet Software and Services 11.4%
Baidu.com (ADR)*	2,000	335,960
Digital River*	17,000	769,250
Google (Class A)*	1,400	732,732
McAfee*	81,600	2,872,320
Symantec*	43,700	882,740
VeriSign*	31,200	989,976

		6,582,978

IT Consulting and Other Services 8.2%
Amdocs*	85,300	3,396,646
Satyam Computer Services	67,160	772,824
Tata Consultancy Services	20,350	575,844

		4,745,314

	Shares or Principal Amount		Value
Life Sciences Tools and Services 1.4%
Illumina*	1,500	shs.	$60,885
Invitrogen*	6,400		472,000
PerkinElmer	10,100		263,206

			796,091

Movies and Entertainment 0.5%
Cinemark Holdings	15,000		268,350

Semiconductor Equipment 8.4%
ASML Holding (NY shares)*	21,300		584,685
Cymer*	42,400		1,704,480
KLA-Tencor	47,000		2,582,650

			4,871,815

Semiconductors 5.9%
Broadcom (Class A)*	9,400		274,950
Marvell Technology Group*	31,100		566,331
Maxim Integrated Products	11,200		374,192
Microsemi*	12,300		294,585
Monolithic Power Systems*	22,300		389,135
ON Semiconductor*	39,900		427,728
Rambus*	15,400		276,892
Texas Instruments	20,700		778,941

			3,382,754

Systems Software 9.6%
BMC Software (Class A)*	80,800		2,448,240
Check Point Software Technologies*	61,600		1,405,096
Macrovision*	7,000		210,420
Oracle*	74,200		1,462,482

			5,526,238

Technical Software 9.7%
Cadence Design Systems*	76,600		1,682,136
Synopsys*	147,700		3,903,711

			5,585,847

Technology Distributors 0.6%
Arrow Electronics*	8,900		342,027

Wireless Telecommunication Services 2.6%
Alltel	8,500		574,175
NII Holdings (Class B)*	11,200		904,288

			1,478,463

Total Common Stocks (Cost $50,322,741)			55,537,347

Short-Term Holdings 5.4%
Fixed Time Deposit 5.0%
Citibank, Nassau 5.19%, 7/2/2007	$2,870,000		2,870,000

See footnotes on page 30.

21

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2007

Seligman Communications and Information Portfolio (continued)

	Principal Amount	Value
Repurchase Agreement 0.4%
State Street Bank 4.65%, dated 6/29/2007, maturing 7/2/2007, in the amount of $224,087, collateralized by: $235,000 Federal Home Loan Bank 4.375%, 9/17/2010, with a fair value of $232,001	$224,000	$224,000

Value
Total Short-Term Holdings (Cost $3,094,000)	$3,094,000

Total Investments 101.5% (Cost $53,416,741)	58,631,347
Other Assets Less Liabilities (1.5)%	(874,565)

Net Assets 100.0%	$57,756,782

Seligman Global Technology Portfolio

	Shares	Value

Common Stocks 93.1%
Canada 1.2%
Cognos* (Application Software)	1,000	$39,670
Research In Motion* (Communications Equipment)	300	59,997

		99,667

Cayman Islands 1.1%
Focus Media Holding (ADR)* (Advertising)	1,000	50,500
Spreadtrum Communications (ADR)* (Semiconductors)	2,800	40,684

		91,184

China 1.1%
Baidu.com (ADR)* (Internet Software and Services)	300	50,394
Tencent Holdings (Internet Software and Services)	10,000	40,144

		90,538

Finland 0.7%
Nokia (ADR) (Communications Equipment)	2,300	64,653

France 3.2%
Business Objects (ADR)* (Application Software)	5,000	194,200
Cap Gemini (IT Consulting and Other Services)	1,035	75,692

		269,892

Germany 1.3%
Infineon Technologies* (Semiconductors)	2,800	46,579
Qimonda (ADR)* (Semiconductors)	4,200	64,890

		111,469

India 5.0%
3i Infotech (Systems Software)	5,400	40,065
Hexaware Technologies (IT Consulting and Other Services)	10,500	41,852
Rolta India (IT Consulting and Other Services)	13,000	149,038

	Shares	Value

India (continued)
Satyam Computer Services (IT Consulting and Other Services)	9,480	$108,748
Tata Consultancy Services (IT Consulting and Other Services)	2,900	81,821

		421,524

Israel 1.6%
Check Point Software Technologies* (Systems Software)	5,800	132,298

Japan 3.6%
Canon (Office Electronics)	1,700	99,762
FUJITSU (Computer Hardware)	6,000	44,194
Murata Manufacturing (Electronic Equipment Manufacturers)	800	60,098
Shinko Electric Industries (Semiconductors)	2,100	45,084
Sony (Consumer Electronics)	1,100	56,524

		305,662

Netherlands 1.5%
ASML Holding (NY shares)* (Semiconductor Equipment)	3,100	85,094
Tele Atlas* (Consumer Electronics)	1,801	38,551

		123,645

Sweden 1.0%
Telefonaktiebolaget LM Ericsson (ADR) (Communications Equipment)	2,200	87,758

Switzerland 0.9%
Logitech International* (Computer Storage and Peripherals)	2,900	76,834

Taiwan 6.2%
Asustek Computer (Computer Storage and Peripherals)	15,000	41,243
Chi Mei Optoelectronics (Electronic Equipment Manufacturers)	53,000	62,863

See footnotes on page 30.

22

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2007

Seligman Global Technology Portfolio (continued)

	Shares	Value
Taiwan (continued)
Coretronic (Electronic Equipment Manufacturers)	25,000	$43,338
D-Link (Communications Equipment)	11,000	26,090
Gemtek Technology (Communications Equipment)	6,000	15,377
HON HAI Precision Industry (Electronic Manufacturing Services)	18,723	161,704
Innolux Display (Computer Storage and Peripherals)	8,000	33,009
Unimicron Technology (Electronic Equipment Manufacturers)	48,000	73,576
United Microelectronics (Semiconductors)	104,000	62,791

		519,991

United Kingdom 0.5%
Northgate Information Systems (IT Consulting and Other Services)	24,500	39,196

United States 64.2%
Activision* (Home Entertainment Software)	2,500	46,675
Adobe Systems* (Application Software)	1,900	76,285
Amdocs* (IT Consulting and Other Services)	7,800	310,596
American Medical Systems Holdings* (Health Care Equipment)	1,700	30,668
Apple* (Computer Hardware)	1,800	219,672
Ariba* (Internet Software and Services)	2,700	26,757
Arrow Electronics* (Technology Distributors)	1,200	46,116
BEA Systems* (Application Software)	11,100	151,959
BMC Software (Class A)* (Systems Software)	10,000	303,000
Broadcom (Class A)* (Semiconductors)	1,300	38,025
Cadence Design Systems* (Technical Software)	11,200	245,952
Cisco Systems* (Communications Equipment)	7,500	208,875
Corning (Communications Equipment)	3,200	81,760
Cymer* (Semiconductor Equipment)	3,600	144,720
Digital River* (Internet Software and Services)	1,700	76,925
Electronics for Imaging* (Computer Storage and Peripherals)	2,600	73,372
EMC* (Computer Storage and Peripherals)	6,100	110,410
eTelcare Global Solutions* (Data Processing and Outsourced Services)	3,500	56,595
Google (Class A)* (Internet Software and Services)	200	104,676
Hewlett-Packard (Computer Hardware)	2,500	111,550
Illumina* (Life Sciences Tools and Services)	200	8,118
International Business Machines (Computer Hardware)	700	73,675

	Shares or Principal Amount		Value
United States (continued)
KLA-Tencor (Semiconductor Equipment)	6,500	shs.	$357,175
Macrovision* (Systems Software)	1,000		30,060
Marvell Technology Group* (Semiconductors)	4,342		79,068
Maxim Integrated Products (Semiconductors)	1,400		46,774
McAfee* (Internet Software and Services)	11,200		394,240
Microsemi* (Semiconductors)	1,700		40,715
Network Appliance* (Computer Storage and Peripherals)	6,000		175,200
NII Holdings (Class B)* (Wireless Telecommunication Services)	1,800		145,332
ON Semiconductor* (Semiconductors)	5,700		61,104
Oracle* (Systems Software)	10,200		201,042
Paychex (Data Processing and Outsourced Services)	1,000		39,120
PerkinElmer (Life Sciences Tools and Services)	1,100		28,666
QUALCOMM (Communications Equipment)	7,200		312,408
Quest Diagnostics (Health Care Services)	1,300		67,145
Quest Software* (Application Software)	2,300		37,237
Rambus* (Semiconductors)	2,100		37,758
RightNow Communications* (IT Consulting and Other Services)	3,900		63,999
salesforce.com* (Application Software)	1,000		42,860
Sun Microsystems* (Computer Hardware)	10,000		52,600
Synopsys* (Technical Software)	13,500		356,805
Take-Two Interactive Software* (Consumer Software)	2,500		49,925
Texas Instruments (Semiconductors)	1,100		41,393
Time Warner Telecom (Class A)* (Alternative Carriers)	3,100		62,310
VeriSign* (Internet Software and Services)	4,500		142,785

			5,412,102

Total Common Stocks (Cost $6,953,539)			7,846,413

Convertible Bonds 0.1% (Cost $8,000)
India 0.1%
3i Infotech 0%, 7/17/2012 (Internet Software and Services)	$8,000		8,000

Total Investments 93.2% (Cost $6,961,539)			7,854,413
Other Assets Less Liabilities 6.8%			574,501

Net Assets 100.0%			$8,428,914

See footnotes on page 30.

23

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2007

Seligman International Growth Portfolio

	Shares	Value

Common Stocks 95.2%
Australia 0.9%
Brambles* (Commercial Services and Supplies)	1,905	$19,623
Transurban Group (Transportation Infrastructure)	2,351	15,926

		35,549

Brazil 1.5%
Companhia Vale do Rio Doce “CVRD” (ADR) (Metals and Mining)	1,400	62,370

Canada 6.6%
Cameco (Oil, Gas and Consumable Fuels)	1,000	50,740
Potash Corp. of Saskatchewan (Chemicals)	500	38,985
Research In Motion* (Communications Equipment)	400	79,996
Rogers Communications (Class B) (Media)	1,200	51,165
Suncor Energy (Oil, Gas and Consumable Fuels)	600	54,049

		274,935

China 3.6%
China Communications Construction (Construction and Engineering)	16,000	28,655
China Merchants Bank* (Commercial Banks)	15,500	47,409
Ctrip.com International (ADR) (Hotels, Restaurants and Leisure)	500	39,315
Focus Media Holding (ADR)* (Media)	700	35,350

		150,729

Denmark 1.7%
Vestas Wind Systems (Electrical Equipment)	1,100	72,047

Finland 3.3%
Nokia (Communications Equipment)	4,871	136,935

France 8.8%
Alstom (Electrical Equipment)	560	93,243
Essilor International (Health Care Equipment and Supplies)	278	33,112
PPR (Multiline Retail)	184	32,097
Vallourec (Machinery)	180	57,525
Veolia Environnement (Multi-Utilities)	1,944	151,939

		367,916

Germany 15.9%
BASF (Chemicals)	953	72,197
Continental (Auto Components)	621	87,598
DaimlerChrysler (Automobiles)	612	56,506
Deutsche Boerse (Diversified Financial Services)	498	56,425
Fresenius Medical (Health Care Providers and Services)	1,021	47,126
Infineon Technologies* (Semiconductors and Semiconductor Equipment)	3,765	62,632
KarstadtQuelle (Multiline Retail)	2,268	76,841
Salzgitter (Metals and Mining)	326	62,751

	Shares	Value

Germany (continued)
Siemens (Industrial Conglomerates)	568	$81,717
Wacker Chemie (Chemicals)	262	61,871

		665,664

Greece 0.7%
National Bank of Greece (Commercial Banks)	538	30,820

Hong Kong 0.5%
China Resources Enterprise (Distributors)	6,000	22,480

Ireland 2.8%
Elan (ADR)* (Pharmaceuticals)	4,200	92,106
Ryanair Holdings (ADR)* (Airlines)	700	26,425

		118,531

Italy 1.6%
Bulgari (Textiles, Apparel and Luxury Goods)	1,856	29,766
Luxottica Group (Textiles, Apparel and Luxury Goods)	900	34,960

		64,726

Japan 9.5%
Advantest (Semiconductors and Semiconductor Equipment)	400	17,465
Canon (Office Electronics)	600	35,210
Elpida Memory* (Semiconductors and Semiconductor Equipment)	700	30,798
Fanuc (Machinery)	100	10,302
Japan Tobacco (Tobacco)	17	83,836
Komatsu (Machinery)	1,500	43,446
Mitsubishi (Trading Companies and Distributors)	1,100	28,744
Mitsui O.S.K. Lines (Marine)	3,000	40,597
Nintendo (Software)	100	36,522
Sony (Household Durables)	800	41,109
Yamada Denki (Specialty Retail)	270	28,153

		396,182

Luxembourg 0.9%
Millicom International Cellular* (Wireless Telecommunication Services)	400	36,656

Mexico 0.9%
America Movil (Class L) (ADR) (Wireless Telecommunication Services)	600	37,158

Netherlands 2.8%
ASML Holding* (Semiconductors and Semiconductor Equipment)	2,923	80,552
Unilever (Food Products)	1,158	36,010

		116,562

Norway 1.2%
Renewable Energy (Electrical Equipment)	1,350	52,016

See footnotes on page 30.

24

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2007

Seligman International Growth Portfolio (continued)

	Shares	Value
South Korea 4.8%
Hyundai Motor (Automobiles)	522	$41,166
Kookmin Bank (Commercial Banks)	461	40,384
LG Electronics (Household Durables)	919	75,764
Samsung Electronics (Semiconductors and Semiconductor Equipment)	68	41,543

		198,857

Spain 2.2%
Gamesa Corporacion Tecnologica (Electrical Equipment)	1,370	49,757
Iberdrola (Electric Utilities)	740	41,324

		91,081

Sweden 1.6%
Alfa Laval (Machinery)	400	24,115
Telefonaktiebolaget LM Ericsson (B Shares) (Communications Equipment)	11,000	43,880

		67,995

Switzerland 7.3%
ABB* (Electrical Equipment)	2,296	51,666
Julius Baer Holding (Capital Markets)	1,142	81,656
Nestle (Food Products)	115	43,677
Phonak Holding (Health Care Equipment and Supplies)	231	20,753
Swatch Group (Textiles, Apparel and Luxury Goods)	800	45,254
Xstrata (Metals and Mining)	1,050	62,639

		305,645

Taiwan 1.3%
HON HAI Precision Industry (Electronic Equipment and Instruments)	6,400	55,275

	Shares	Value
United Kingdom 14.8%
Amvescap (Capital Markets)	7,809	$100,665
ARM Holdings (Semiconductors and Semiconductor Equipment)	17,051	49,861
BT Group (Diversified Telecommunication Services)	2,648	17,596
Burberry Group (Textiles, Apparel and Luxury Goods)	3,134	42,825
Cable & Wireless (Diversified Telecommunication Services)	14,390	55,892
Cadbury Schweppes (Food Products)	1,256	17,089
Carphone Warehouse Group (Specialty Retail)	4,815	31,641
Man Group (Capital Markets)	7,017	85,164
Reckitt Benckiser (Household Products)	1,641	89,854
Rolls-Royce Group (Class B)* (Aerospace and Defense)	349,516	701
Smith & Nephew (Health Care Equipment and Supplies)	5,234	64,770
Tesco (Food and Staples Retailing)	7,363	61,638

		617,696

Total Common Stocks (Cost $3,400,783)		3,977,825

Preferred Stocks 0.6% (Cost $25,137)
Germany 0.6%
Henkel KGaA (Household Products)	488	25,775

Total Investments 95.8% (Cost $3,425,920)		4,003,600
Other Assets Less Liabilities 4.2%		173,834

Net Assets 100.0%		$4,177,434

Seligman Investment Grade Fixed Income Portfolio

	Principal Amount	Value

US Government and Government Agency Securities 53.8%
US Government Securities 35.1%

US Treasury Bonds:
8.125%, 8/15/2021	$15,000	$19,337
5.375%, 2/15/2031	66,000	67,794
4.5%, 2/15/2036	30,000	27,173
US Treasury Inflation-Protected Securities 2.375%, 1/15/2017	20,494	20,015
US Treasury Notes:
4.75%, 2/28/2009	15,000	14,959
4.875%, 5/31/2009	45,000	45,000
4.5%, 3/31/2009	35,000	34,757

	Principal Amount	Value

US Treasury Notes: (cont’d.)
4.75%, 2/15/2010	$25,000	$24,916
4.75%, 1/31/2012	155,000	153,886
4.75%, 5/31/2012	5,000	4,962
4.25%, 8/15/2013	75,000	72,440
4.625% 2/15/2017	75,000	72,656
4.5%, 5/15/2017	135,000	129,474

		687,369

See footnotes on page 30.

25

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2007

Seligman Investment Grade Fixed Income Portfolio (continued)

	Principal Amount	Value
Government Agency SecuritiesØ 4.4%
Fannie Mae:
5.5%, 10/15/2011	$30,000	$29,721
5%, 7/9/2018	15,000	14,132
Federal Home Loan Bank 5.25%, 7/24/2018	25,000	23,923
Freddie Mac 4.5%, 7/15/2013	20,000	19,147

		86,923

Government Agency Mortgage-Backed Securities††Ø 14.3%
Fannie Mae:
7%, 7/1/2008	2,064	2,079
7%, 2/1/2012	1,623	1,635
8.5%, 9/1/2015	2,974	3,153
6.5%, 5/1/2017	12,285	12,548
5.5%, 2/1/2018	20,309	20,083
4.5%, 12/1/2020	20,653	19,656
5.45%, 8/25/2035	28,782	28,392
5.5%, 10/1/2035	23,769	22,987
5.352%, 4/1/2036#	24,166	23,970
5.996%, 8/1/2036#	26,586	26,727
6%, 9/1/2036	24,217	23,976
6.112%, 8/1/2036#	35,941	36,210
5.5%, TBA 8/2007	10,000	9,848
Freddie Mac Gold:
6%, 11/1/2010	3,410	3,457
8%, 12/1/2023	2,618	2,758
6.177%, 8/1/2036#	21,738	21,929
5.963%, 4/1/2037#	19,854	19,857

		279,265

Total U.S. Government and Government Agency Securities (Cost $1,064,975)		1,053,557

Corporate Bonds 33.6%
Air Freight and Logistics 1.5%
FedEx 5.5%, 8/15/2009	30,000	30,041

Airlines 0.5%
Continental Airlines (Series A) 5.983%, 4/19/2022	10,000	9,726

Automobiles 1.0%
DaimlerChrysler North America 4.875%, 6/15/2010	20,000	19,632

Capital Markets 0.8%
Bear Stearns 5.35%, 2/1/2012	10,000	9,822
Lehman Brothers Holdings 5.75%, 5/17/2013	5,000	5,003

		14,825

Chemicals 1.0%
Praxair 5.375%, 11/1/2016	20,000	19,470

	Principal Amount		Value
Commercial Banks 1.8%
Corporacion Andina de Fomento 5.75%, 1/12/2017	$15,000		$14,752
Suntrust Preferred Capital I 5.853%, Perpetual##	10,000		9,949
Wachovia 5.7%, 8/1/2013	10,000		10,071

			34,772

Commercial Services and Supplies 0.3%
Cintas Corporation No. 2 6.15%, 8/15/2036	5,000		4,884

Consumer Finance 1.5%
Nissan Motor Acceptance 5.625%, 3/14/2011†	30,000		29,845

Diversified Financial Services 2.3%
CIT Group:
5.42%, 3/12/2009#	15,000	‡	14,957
5.65%, 2/13/2017	10,000		9,490
Prudential Financial 6.1%, 6/15/2017	20,000		20,263

			44,710

Diversified Telecommunication Services 1.8%
AT&T 5.456%, 2/5/2010#	10,000	‡	10,018
BellSouth 5.2%, 9/15/2014	20,000		19,221
Sprint Capital 8.75%, 3/15/2032	5,000		5,631

			34,870

Electric Utilities 1.7%
FPL Group Capital 5.85%, 5/1/2037	5,000		4,837
Indiana Michigan Power 6.05%, 3/15/2037	15,000		14,385
MidAmerican Energy Holdings 6.125%, 4/1/2036	15,000		14,540

			33,762

Food Products 1.0%
Corn Products 6%, 4/15/2017	20,000		19,600

Industrial Conglomerates 1.0%
General Electric Capital 5.375%, 10/20/2016	20,000		19,379

Insurance 1.7%
Chubb 6%, 5/11/2037	10,000		9,552
CIGNA 5.375%, 3/15/2017	10,000		9,570
Hartford Financial Services Group 5.375%, 3/15/2017	15,000		14,435

			33,557

Media 2.0%
Comcast 6.45%, 3/15/2037	10,000		9,668
Time Warner:
5.40%, 7/2/2012†	20,000		19,662
6.5%, 11/15/2036	10,000		9,525

			38,855

See footnotes on page 30.

26

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2007

Seligman Investment Grade Fixed Income Portfolio (continued)

	Principal Amount	Value
Multi-Utilities 0.8%
Dominion Resources 5.6%, 11/15/2016	$15,000	$14,584

Multiline Retail 1.7%
J.C. Penney 6.375%, 10/15/2036	20,000	19,107
Target 5.375%, 5/1/2017	15,000	14,380

		33,487

Office Electronics 1.0%
Xerox 5.5%, 5/15/2012	20,000	19,677

Oil, Gas and Consumable Fuels 4.0%
Amerada Hess 7.125%, 3/15/2033	10,000	10,548
Canadian National Resources 6.5%, 2/15/2037	10,000	9,847
Pemex Project Funding 8%,** 11/15/2011	40,000	43,500
Plains All American Pipeline 6.65%, 1/15/2037†	15,000	14,837

		78,732

Pharmaceuticals 0.5%
Wyeth 5.95%, 4/1/2037	10,000	9,589

Real Estate Investment Trusts 2.5%
Health Care Properties 6%, 1/30/2017	15,000	14,712
iStar Financial 5.5%, 6/15/2012	20,000	19,674
ProLogis Trust 5.625%, 11/15/2016	15,000	14,627

		49,013

Thrifts and Mortgage Finance 2.0%
Countrywide Financial 5.8%, 6/7/2012	15,000	14,910
MGIC Investment 5.625%, 9/15/2011	15,000	14,875
Residential Capital 6.375%, 6/30/2010	10,000	9,878

		39,663

Total Corporate Bonds (Cost $641,789)		632,673

	Principal Amount		Value
Collateralized Mortgage Obligations†† 4.7%
Bank of America Mortgage Securities 5.311%, 7/25/2034#	$11,708		$11,672
Homestar Mortgage Acceptance 5.64%, 3/25/2034#	11,716		11,736
Indymac Index Mortgage Loan Trust 6.192%, 3/25/2036#	34,947		35,313
Wells Fargo 4.733%, 7/25/2034#	33,564		32,563

Total Collateralized Mortgage Obligation (Cost $90,838)			91,284

Asset-Backed Securities†† 4.5%
Centex Home Equity 7.37%, 12/25/2032#	25,338	‡	25,369
Irwin Home Equity 5.7%, 2/25/2034#	23,706		23,813
Structured Asset Securities 4.04%,** 6/25/2033	41,129		39,689

Total Asset-Backed Securities (Cost $89,018)			88,871

Short-Term Holdings 4.7%
Repurchase Agreement 3.4%
State Street Bank 4.65%, dated 6/29/2007, maturing 7/2/2007, in the amount of $66,026, collateralized by: $70,000 Federal Home Loan Bank 4.375%, 9/17/2010, with a fair value of $69,107	66,000		66,000

Corporate Bonds 1.3%
Residential Capital 5.86%, 6/9/2008#	25,000	‡	24,752

Total Short-Term Holdings (Cost $91,000)			90,752

Total Investments 100.1% (Cost $1,977,620)			1,957,137
Other Assets Less Liabilities (0.1)%			(1,290)

Net Assets 100.0%			$1,955,847

Seligman Large-Cap Value Portfolio

	Shares	Value
Common Stocks 99.7%
Aerospace and Defense 6.0%
Honeywell International	2,100	$118,188
United Technologies	2,000	141,860

		260,048

Capital Markets 2.9%
Bank of New York Mellon*	3,000	124,320

	Shares	Value

Chemicals 9.0%
E. I. du Pont de Nemours	2,600	$132,184
Praxair	2,000	143,980
Rohm and Haas	2,000	109,360

		385,524

Commercial Banks 2.7%
U.S. Bancorp	3,500	115,325

See footnotes on page 30.

27

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2007

Seligman Large-Cap Value Portfolio (continued)

	Shares	Value
Communications Equipment 6.4%
Juniper Networks*	6,000	$151,020
Motorola	7,000	123,900

		274,920

Diversified Financial Services 5.4%
Bank of America	2,300	112,447
JPMorgan Chase	2,500	121,125

		233,572

Food and Staples Retailing 3.4%
Costco Wholesale	2,500	146,300

Food Products 4.4%
Kraft Foods (Class A)	1,107	39,022
Tyson Foods (Class A)	6,500	149,760

		188,782

Health Care Equipment and Supplies 7.6%
Baxter International	2,000	112,680
Boston Scientific*	5,500	84,370
Medtronic	2,500	129,650

		326,700

Independent Power Producers and Energy Traders 2.5%
AES*	5,000	109,400

Industrial Conglomerates 3.5%
General Electric	4,000	153,120

Insurance 9.4%
Prudential Financial	1,300	126,399
Travelers	2,500	133,750
UnumProvident	5,500	143,605

		403,754

Machinery 3.1%
Caterpillar	1,700	133,110

Multiline Retail 2.9%
J.C. Penney	1,700	123,046

	Shares or Principal Amount		Value
Oil, Gas and Consumable Fuels 12.3%
Chevron	1,500	shs.	$126,360
Marathon Oil	2,400		143,904
Valero Energy	1,800		132,948
Williams Companies	4,000		126,480

			529,692

Pharmaceuticals 3.3%
Wyeth	2,500		143,350

Road and Rail 6.4%
CSX	3,000		135,240
Union Pacific	1,200		138,180

			273,420

Specialty Retail 2.8%
The Gap	6,300		120,330

Thrifts and Mortgage Finance 3.1%
Washington Mutual	3,100		132,184

Tobacco 2.6%
Altria Group	1,600		112,224

Total Common Stocks (Cost $2,855,902)			4,289,121

Repurchase Agreement 0.5%
State Street Bank 4.65%, dated 6/29/2007, maturing 7/2/2007, in the amount of $22,009, collateralized by: $25,000 Federal Home Loan Bank 4.375%, 9/17/2010, with a fair value of $24,681 (Cost $22,000)	$22,000		22,000

Total Investments 100.2% (Cost $2,877,902)			4,311,121
Other Assets Less Liabilities (0.2)%			(8,795)

Net Assets 100.0%			$4,302,326

Seligman Smaller-Cap Value Portfolio

	Shares	Value
Common Stocks 100.5%
Aerospace and Defense 3.5%
Cubic	265,000	$7,997,700

Airlines 2.2%
Continental Airlines*	150,000	5,080,500

Beverages 2.8%
Central European Distribution*	185,000	6,404,700

	Shares	Value

Biotechnology 3.9%
Keryx Biopharmaceuticals*	375,000	$3,663,750
PDL BioPharma*	230,000	5,359,000

		9,022,750

Chemicals 5.3%
Hercules	330,000	6,484,500
Minerals Technologies	85,000	5,690,750

		12,175,250

See footnotes on page 30.

28

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)

June 30, 2007

Seligman Smaller-Cap Value Portfolio (continued)

	Shares	Value
Commercial Banks 1.7%
South Financial Group	175,000	$3,962,000

Commercial Services and Supplies 9.4%
Brink’s	90,000	5,570,100
Korn/Ferry International*	235,000	6,171,100
School Specialty*	115,000	4,075,600
Waste Connections*	190,000	5,745,600

		21,562,400

Communications Equipment 2.8%
F5 Networks*	80,000	6,448,000

Computers and Peripherals 1.6%
Hypercom*	600,000	3,546,000

Construction and Engineering 3.5%
Shaw Group*	175,000	8,100,750

Diversified Consumer Services 2.8%
Sotheby’s Holdings (Class A)	140,000	6,442,800

Electrical Equipment 3.4%
EnerSys*	276,900	5,067,270
Thomas & Betts*	46,500	2,697,000

		7,764,270

Electronic Equipment and Instruments 3.1%
Trimble Navigation*	220,000	7,084,000

Energy Equipment and Services 5.6%
Hanover Compressor*	265,000	6,320,250
Universal Compression Holdings*	90,000	6,522,300

		12,842,550

Health Care Equipment and Supplies 1.7%
PolyMedica	95,000	3,880,750

Health Care Providers and Services 3.8%
HealthSouth*	203,500	3,685,385
WellCare Health Plans*	55,000	4,978,050

		8,663,435

Hotels, Restaurants and Leisure 6.4%
Panera Bread (Class A)*	50,000	2,303,000
Penn National Gaming*	110,000	6,609,900
Ruby Tuesday	220,000	5,792,600

		14,705,500

	Shares	Value
Insurance 11.4%
Aspen Insurance Holdings	200,000	$5,614,000
W.R. Berkley	150,000	4,881,000
Endurance Specialty Holdings	116,000	4,644,640
Hanover Insurance Group	110,000	5,366,900
Infinity Property and Casualty	110,000	5,580,300

		26,086,840

IT Services 2.1%
CACI International (Class A)*	100,000	4,885,000

Machinery 2.2%
Mueller Industries	145,000	4,993,800

Multiline Retail 1.9%
Fred’s	320,000	4,281,600

Personal Products 1.9%
Herbalife	110,000	4,361,500

Pharmaceuticals 2.2%
Par Pharmaceutical*	180,000	5,081,400

Real Estate Investment Trusts 1.8%
FelCor Lodging Trust	155,000	4,034,650

Semiconductors and Semiconductor Equipment 3.8%
Cypress Semiconductor*	270,000	6,288,300
Varian Semiconductor Equipment Associates*	58,950	2,361,537

		8,649,837

Software 4.0%
Lawson Software*	390,000	3,857,100
Quest Software*	325,000	5,261,750

		9,118,850

Specialty Retail 5.7%
Coldwater Creek*	142,800	3,317,244
Guitar Center*	80,000	4,784,800
Pacific Sunwear of California*	225,000	4,950,000

		13,052,044

Total Investments 100.5% (Cost $170,196,089)		230,228,876
Other Assets Less Liabilities (0.5)%		(1,164,788)

Net Assets 100.0%		$229,064,088

See footnotes on page 30.

29

Seligman Portfolios, Inc.

Notes to Portfolios of Investments (unaudited)

June 30, 2007

*	Non-income producing security.
**	Current rate of step bond.
†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
††	Investments in mortgage-backed, collateralized mortgage obligations and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
Ø	Securities issued by these agencies are neither guaranteed nor insured by the US Government.
ØØ

The Equity-Linked Notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

(1)

The principal amount of the notes plus or minus the lesser of A) the lowest return of the company’s or companies’ respective stock prices determined at maturity from the date of purchase of the notes, and B) the percent limit indicated below in parentheses:

(a)	SanDisk (+10%)
(b)	Amdocs, Boston Scientific and Palm (+10%)
(c)	Alcatel-Lucent (ADR), BEA Systems and Best Buy (+5%)
(d)	Herbalife, JetBlue Airways and Qwest Communications International (+10%)
(e)	Yahoo! (+20%)
(f)	Marvell Technology Group (+20%)
(g)	Motorola, SanDisk and Yahoo! (+10%)
(h)	KLA-Tencor, Peabody Energy and Urban Outfitters (+10%)
(i)	BEA Systems, Sprint Nextel and Weatherford International (+10%)
(j)	Seagate Technology (+20%)
(k)	Archer-Daniels-Midland, Countrywide Financial and Foot Locker (+10%)
(l)	Adams Respiratory Therapeutics, Seagate Technology and Smurfit-Stone Container (+5%)
(m)	eBay (+20%)
(n)	Coldwater Creek, Comverse Technology and Halliburton (+10%)
(o)	Adams Respiratory Therapeutics, Alcatel-Lucent (ADR) and UTI Worldwide (+9%)
(2)

If the stock price of any of the companies falls 20% or more at any time during the period from the date of purchase of the notes to maturity, the lesser of i) the principal amount of the notes, or ii) the principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes, or otherwise B) the principal amount of the notes:

(a)	Advanced Micro Devices, Alcoa and Bristol-Myers Squibb
(b)	Broadcom (Class A), Herbalife and Rite Aid
(c)	Corning, Las Vegas Sands and Smurfit-Stone Container
(3)	Each contract equals 100 shares.
‡	At June 30, 2007, these securities, with a value of $75,096, were held as collateral for the TBA securities.
#	Floating rate security; the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at June 30, 2007.
##	This security pays a fixed rate for a stipulated number of years, after which it pays a floating interest rate.

ADR – American Depositary Receipts.

TBA – To-be-announced.

See Notes to Financial Statements.

30

Seligman Portfolios, Inc.

Statements of Assets and Liabilities (unaudited)

June 30, 2007

	Seligman Capital Portfolio	Seligman Cash Management Portfolio	Seligman Common Stock Portfolio	Seligman Communications and Information Portfolio	Seligman Global Technology Portfolio
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$11,103,774	—	$6,137,429	$55,537,347	$7,854,413
Options purchased	—	—	185,769	—	—
Repurchase agreements	222,000	$1,000	128,000	224,000	—
Equity-linked notes	—	—	685,082	—	—
Other short-term holdings	—	10,762,938	—	2,870,000	—
Total Investments*	11,325,774	10,763,938	7,136,280	58,631,347	7,854,413
Cash denominated in US dollars**	765	270	2,876	4,685	699,751
Cash denominated in foreign currencies†	—	—	—	285,373	66,263
Receivable for securities sold	462,290	—	163,066	1,613,087	147,216
Dividends and interest receivable	2,193	2,004	36,273	4,378	1,163
Receivable for Capital Stock sold	34	—	—	13,985	—
Receivable from the Manager (Note 4)	—	2,446	—	—	9,981
Other	106	569	65	674	3,911
Total Assets	11,791,162	10,769,227	7,338,560	60,553,529	8,782,698
Liabilities:
Payable for securities purchased	563,858	—	164,586	2,609,698	299,768
Management fee payable	3,687	3,529	2,417	35,469	6,991
Distribution and service (12b-1) fees payable	3,172	—	—	10,302	869
Payable for Capital Stock redeemed	1,246	5	384	78,430	196
Options written, at value (premium received — $39)	—	—	10	—	—
Accrued expenses and other	28,744	15,633	15,405	62,848	45,960
Total Liabilities	600,707	19,167	182,802	2,796,747	353,784
Net Assets	$11,190,455	$10,750,060	$7,155,758	$57,756,782	$8,428,914
Composition of Net Assets:
Capital Stock, $0.001 at par	$669	$10,753	$529	$3,090	$478
Additional paid-in capital	17,211,143	10,739,307	7,616,472	72,668,159	17,854,857
Undistributed/accumulated net investment income (loss)	(56,343)	—	171,610	(198,905)	(63,474)
Accumulated net realized loss	(7,087,324)	—	(1,080,682)	(19,931,286)	(10,255,872)
Net unrealized appreciation of investments, foreign currency transactions and options written	1,122,310	—	447,829	5,215,724	892,925
Net Assets	$11,190,455	$10,750,060	$7,155,758	$57,756,782	$8,428,914
Class 1	$6,010,761	$10,750,060	$7,155,758	$40,887,688	$6,099,624
Class 2	$5,179,694			$16,869,094	$2,329,290
Shares of Capital Stock Outstanding:
Class 1	356,424	10,753,018	529,330	2,175,295	344,737
Class 2	312,128			914,818	133,054
Net Asset Value per Share:
Class 1	$16.86	$1.00	$13.52	$18.80	$17.69
Class 2	$16.59			$18.44	$17.51

* Cost of total investments are as follows:	$10,203,464	$10,763,938	$6,688,480	$53,416,741	$6,961,539
** Includes restricted cash as follows:	$300	$200	$1,000	—	—
† Cost of foreign currencies as follows:	—	—	—	$284,252	$66,308

See Notes to Financial Statements.

31

Seligman Portfolios, Inc.

Statements of Assets and Liabilities (unaudited)

June 30, 2007

	Seligman International Growth Portfolio	Seligman Investment Grade Fixed Income Portfolio	Seligman Large-Cap Value Portfolio	Seligman Smaller-Cap Value Portfolio
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$4,003,600	$1,891,137	$4,289,121	$230,228,876
Repurchase agreements	—	66,000	22,000	—
Total Investments*	4,003,600	1,957,137	4,311,121	230,228,876
Cash**	91,026	579	661	500
Receivable for securities sold	153,281	28,616	—	—
Dividends and interest receivable	12,310	22,879	5,062	38,400
Receivable for Capital Stock sold	—	—	—	43,136
Receivable from the Manager (Note 4)	13,680	1,213	—	—
Unrealized appreciation on forward currency contracts	313	—	—	—
Other	48	58	41	1,964
Total Assets	4,274,258	2,010,482	4,316,885	230,312,876
Liabilities:
Payable for securities purchased	58,893	38,725	—	—
Management fee payable	3,451	656	2,902	191,467
Distribution and service (12b-1) fees payable	—	—	—	20,995
Payable for Capital Stock redeemed	—	—	—	796,166
Bank overdraft	—	—	—	58,207
Unrealized depreciation on forward currency contracts	126	—	—	—
Accrued expenses and other	34,354	15,254	11,657	181,953
Total Liabilities	96,824	54,635	14,559	1,248,788
Net Assets	$4,177,434	$1,955,847	$4,302,326	$229,064,088
Composition of Net Assets:
Capital Stock, $0.001 at par	$263	$227	$294	$11,223
Additional paid-in capital	4,510,838	1,979,602	3,025,991	120,720,392
Undistributed/accumulated net investment income (loss)	(3,579)	147,965	37,932	(890,912)
Undistributed/accumulated net realized gain (loss)	(908,469)	(151,464)	(195,110)	49,190,598
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	578,381	(20,483)	1,433,219	60,032,787
Net Assets	$4,177,434	$1,955,847	$4,302,326	$229,064,088
Class 1	$4,177,434	$1,955,847	$4,302,326	$183,937,799
Class 2				$45,126,289
Shares of Capital Stock Outstanding:
Class 1	263,225	226,615	293,933	8,997,085
Class 2				2,226,184
Net Asset Value per Share:
Class 1	$15.87	$8.63	$14.64	$20.44
Class 2				$20.27

* Cost of total investments are as follows:	$3,425,920	$1,977,620	$2,877,902	$170,196,089
** Includes restricted cash as follows:	—	$500	—	$500

See Notes to Financial Statements.

32

Seligman Portfolios, Inc.

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2007

	Seligman Capital Portfolio	Seligman Cash Management Portfolio	Seligman Common Stock Portfolio	Seligman Communications and Information Portfolio	Seligman Global Technology Portfolio
Investment Income:
Dividends*	$14,141	$—	$58,217	$70,223	$12,307
Interest	3,196	288,084	71,123	68,352	1,529
Total Investment Income	17,337	288,084	129,340	138,575	13,836
Expenses:
Management fees	21,795	22,216	14,833	212,271	42,892
Shareholder account services	13,586	—	—	21,579	13,321
Shareholder reports and communications	9,656	1,145	1,113	12,474	9,451
Auditing fees	8,277	9,037	7,445	29,340	8,027
Custody and related services	7,836	8,369	9,851	26,676	38,385
Distribution and service (12b-1) fees — Class 2	6,234	—	—	19,959	1,699
Directors’ fees and expenses	2,120	2,126	2,082	2,624	2,096
Legal fees	1,615	1,599	1,432	4,410	1,487
Registration	1,289	222	128	3,369	1,988
Miscellaneous	1,272	1,186	1,035	4,120	2,603
Total Expenses Before Reimbursement	73,680	45,900	37,919	336,822	121,949
Reimbursement of expenses (Note 4)	—	(7,022)	—	—	(38,956)
Total Expenses After Reimbursement	73,680	38,878	37,919	336,822	82,993
Net Investment Income (Loss)	(56,343)	249,206	91,421	(198,247)	(69,157)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions	1,277,203	—	577,497	4,572,791	739,623
Net realized gain on options written	—	—	5,515	—	—
Net change in unrealized appreciation/ depreciation of investments and foreign currency transactions	347,306	—	(119,651)	1,208,301	200,401
Net Gain on Investments and Foreign Currency Transactions	1,624,509	—	463,361	5,781,092	940,024
Increase in Net Assets from Operations	$1,568,166	$249,206	$554,782	$5,582,845	$870,867
* Net of foreign tax withheld as follows:	—	—	$86	$1,681	$621

See Notes to Financial Statements.

33

Seligman Portfolios, Inc.

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2007

	Seligman International Growth Portfolio	Seligman Investment Grade Fixed Income Portfolio	Seligman Large-Cap Value Portfolio	Seligman Smaller-Cap Value Portfolio
Investment Income:
Dividends*	$41,660	$52,669	$41,292	$489,835
Interest	997	1,981	390	37,882
Total Investment Income	42,657	54,650	41,682	527,717
Expenses:
Management fees	20,856	4,030	17,820	1,134,975
Shareholder account services	—	—	—	21,226
Shareholder reports and communications	1,242	1,203	1,242	20,761
Auditing fees	6,234	6,181	6,838	122,471
Custody and related services	63,332	9,350	783	36,186
Distribution and service (12b-1) fees — Class 2	—	—	—	40,573
Directors’ fees and expenses	2,046	2,023	2,049	4,596
Legal fees	1,219	1,093	1,238	15,140
Registration	306	532	62	4,845
Miscellaneous	1,215	823	868	17,856
Total Expenses Before Reimbursement	96,450	25,235	30,900	1,418,629
Reimbursement of expenses (Note 4)	(54,737)	(16,671)	—	—
Total Expenses After Reimbursement	41,713	8,564	30,900	1,418,629
Net Investment Income (Loss)	944	46,086	10,782	(890,912)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments and foreign currency transactions	636,488	(856)	289,436	28,611,002
Net change in unrealized appreciation/ depreciation of investments and foreign currency transactions	(225,059)	(30,660)	182,084	(5,019,009)
Net Gain (Loss) on Investments and Foreign Currency Transactions	411,429	(31,516)	471,520	23,591,993
Increase in Net Assets from Operations	$412,373	$14,570	$482,302	$22,701,081
* Net of foreign tax withheld as follows:	$4,497	—	—	—

See Notes to Financial Statements.

34

Seligman Portfolios, Inc.

Statements of Changes in Net Assets (unaudited)

	Seligman Capital Portfolio		Seligman Cash Management Portfolio		Seligman Common Stock Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$(56,343)	$(52,819)	$249,206	$549,537	$91,421	$87,853
Net realized gain on investments	1,277,203	1,240,014	—	—	577,497	659,942
Net realized gain on options written	—	—	—	—	5,515	26,657
Net change in unrealized appreciation/depreciation of investments	347,306	(504,003)	—	—	(119,651)	425,949
Increase in Net Assets From Operations	1,568,166	683,192	249,206	549,537	554,782	1,200,401
Distributions to Shareholders:
Net investment income — Class 1*	—	—	(249,206)	(549,537)	—	(91,364)
Capital Share Transactions:
Proceeds from sale of shares:
Class 1	170,990	436,299	598,219	2,174,064	195,663	439,419
Class 2	263,419	557,876	—	—	—	—
Investment of dividends — Class 1	—	—	249,206	549,537	—	91,364
Total	434,409	994,175	847,425	2,723,601	195,663	530,783
Cost of shares redeemed:
Class 1	(963,349)	(3,119,625)	(2,100,922)	(5,874,515)	(1,290,324)	(2,163,284)
Class 2	(776,867)	(989,458)	—	—	—	—
Total	(1,740,216)	(4,109,083)	(2,100,922)	(5,874,515)	(1,290,324)	(2,163,284)
Decrease in Net Assets From Capital Share Transactions	(1,305,807)	(3,114,908)	(1,253,497)	(3,150,914)	(1,094,661)	(1,632,501)
Increase (Decrease) in Net Assets	262,359	(2,431,716)	(1,253,497)	(3,150,914)	(539,879)	(523,464)
Net Assets:
Beginning of period	10,928,096	13,359,812	12,003,557	15,154,471	7,695,637	8,219,101
End of Period*	$11,190,455	$10,928,096	$10,750,060	$12,003,557	$7,155,758	$7,695,637
* Including undistributed net investment income (net of accumulated net investment loss) as follows:	$(56,343)	—	—	—	$171,610	$80,189

See Notes to Financial Statements.

35

Seligman Portfolios, Inc.

Statements of Changes in Net Assets (unaudited)

	Seligman Communications and Information Portfolio		Seligman Global Technology Portfolio		Seligman International Growth Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$(198,247)	$(346,397)	$(69,157)	$(123,691)	$944	$(21,420)
Net realized gain on investments and foreign currency transactions**	4,572,791	6,889,847	739,623	1,268,462	636,488	566,440
Net realized gain on options written	—	19,054	—	—	—	—
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions**	1,208,301	4,969,406	200,401	287,180	(225,059)	282,916
Increase in Net Assets From Operations	5,582,845	11,531,910	870,867	1,431,951	412,373	827,936
Capital Share Transactions:
Proceeds from sale of shares:
Class 1	584,046	1,351,973	92,507	450,730	324,348	1,347,382
Class 2	2,607,437	4,812,456	202,261	2,165,779	—	—
Total	3,191,483	6,164,429	294,768	2,616,509	324,348	1,347,382
Cost of shares redeemed:
Class 1	(5,330,890)	(15,574,015)	(1,102,579)	(1,684,705)	(926,085)	(1,591,055)
Class 2	(3,136,747)	(3,415,523)	(345,407)	(2,181,105)	—	—
Total	(8,467,637)	(18,989,538)	(1,447,986)	(3,865,810)	(926,085)	(1,591,055)
Decrease in Net Assets From Capital Share Transactions	(5,276,154)	(12,825,109)	(1,153,218)	(1,249,301)	(601,737)	(243,673)
Increase (Decrease) in Net Assets	306,691	(1,293,199)	(282,351)	182,650	(189,364)	584,263
Net Assets:
Beginning of period	57,450,091	58,743,290	8,711,265	8,528,615	4,366,798	3,782,535
End of Period*	$57,756,782	$57,450,091	$8,428,914	$8,711,265	$4,177,434	$4,366,798
* Net of accumulated net investment loss as follows:	$(198,905)	—	$(63,474)	—	$(3,579)	$(3,373)
** Certain amounts for 2006 were reclassified to conform to current period’s presentation.

See Notes to Financial Statements.

36

Seligman Portfolios, Inc.

Statements of Changes in Net Assets (unaudited)

	Seligman Investment Grade Fixed Income Portfolio		Seligman Large-Cap Value Portfolio		Seligman Smaller-Cap Value Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$46,086	$108,341	$10,782	$31,811	$(890,912)	$(1,571,672)
Net realized gain (loss) on investments	(856)	(49,694)	289,436	337,701	28,611,002	22,312,281
Net change in unrealized appreciation/depreciation of investments	(30,660)	4,745	182,084	219,631	(5,019,009)	22,984,720
Increase in Net Assets From Operations	14,570	63,392	482,302	589,143	22,701,081	43,725,329
Distributions to Shareholders:
Net investment income — Class 1	—	(130,257)	—	(36,581)	—	—
Net realized short-term gain on investments
Class 1	—	—	—	—	—	(3,866,926)
Class 2	—	—	—	—	—	(829,336)
Total	—	—	—	—	—	(4,696,262)
Net realized long-term gain on investments
Class 1	—	—	—	—	—	(12,166,668)
Class 2	—	—	—	—	—	(2,609,376)
Total	—	—	—	—	—	(14,776,044)
Decrease in Net Assets From Distributions	—	(130,257)	—	(36,581)	—	(19,472,306)
Capital Share Transactions:
Proceeds from sale of shares:
Class 1	69,871	388,831	146,139	475,262	9,246,831	19,880,909
Class 2	—	—	—	—	3,591,647	7,398,663
Investment of dividends:
Class 1	—	130,257	—	36,581	—	—
Investment of gain distributions:
Class 1	—	—	—	—	—	16,033,594
Class 2	—	—	—	—	—	3,438,712
Total	69,871	519,088	146,139	511,843	12,838,478	46,751,878
Cost of shares redeemed:
Class 1	(272,304)	(1,066,713)	(922,585)	(1,657,558)	(31,626,285)	(67,982,145)
Class 2	—	—	—	—	(3,478,258)	(9,354,747)
Total	(272,304)	(1,066,713)	(922,585)	(1,657,558)	(35,104,543)	(77,336,892)
Decrease in Net Assets From Capital Share Transactions	(202,433)	(547,625)	(776,446)	(1,145,715)	(22,266,065)	(30,585,014)
Increase (Decrease) in Net Assets	(187,863)	(614,490)	(294,144)	(593,153)	435,016	(6,331,991)
Net Assets:
Beginning of period	2,143,710	2,758,200	4,596,470	5,189,623	228,629,072	234,961,063
End of Period*	$1,955,847	$2,143,710	$4,302,326	$4,596,470	$229,064,088	$228,629,072
* Including undistributed net investment income (net of accumulated net investment loss) as follows:	$147,965	$101,767	$37,932	$27,150	$(890,912)	—

See Notes to Financial Statements.

37

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

1.	Organization — Seligman Portfolios, Inc. (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company consisting of 9 separate portfolios (the “Portfolios”): Seligman Capital Portfolio (“Capital Portfolio”), Seligman Cash Management Portfolio (“Cash Management Portfolio”), Seligman Common Stock Portfolio (“Common Stock Portfolio”), Seligman Communications and Information Portfolio (“Communications and Information Portfolio”), Seligman Global Technology Portfolio (“Global Technology Portfolio”), Seligman International Growth Portfolio (“International Growth Portfolio”), Seligman Investment Grade Fixed Income Portfolio (“Investment Grade Portfolio”), Seligman Large-Cap Value Portfolio (“Large-Cap Value Portfolio”), and Seligman Smaller-Cap Value Portfolio (“Smaller-Cap Value Portfolio”), each designed to meet different investment goals. Shares of the Fund are provided as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies. Class 2 shares of the Communications and Information Portfolio are also offered to qualified pension or retirement plans.

2.	Multiple Classes of Shares — The Fund offers two classes of shares. Class 1 shares do not pay a distribution and service fee (“12b-1 fee”). Class 2 shares pay an annual 12b-1 fee of up to 0.25% of average daily net assets. The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

3.	Significant Accounting Policies — The financial statements have been prepared in conformity with United States (“US”) generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.	Security Valuation — Net asset value per share is calculated as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there are no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Global Technology Portfolio and International Growth Portfolio may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the US close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Fund’s Board of Directors (the “Board”) approved fair value procedures under which a third-party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

Investments held by the Cash Management Portfolio are generally valued using the amortized cost method which approximates fair value. Investments of certain other funds in the Seligman Group of Investment Companies purchased to offset the Cash Management Portfolio’s liability for deferred directors’ fees are valued at net asset values.

b.	Foreign Securities — The Portfolios may invest up to 10% of their total assets in foreign securities (except Global Technology Portfolio and International Growth Portfolio (together, the “Seligman International Portfolios”), which may invest up to 100% of their total assets in foreign securities). Investments in foreign securities will primarily be traded in foreign currencies, and the Portfolios may temporarily hold funds in foreign currencies. The Portfolios may also invest in US dollar-denominated American Depositary Receipts (“ADR”), American Depositary Shares (“ADS”), European Depositary Receipts (“EDR”), Fiduciary Depositary Receipts (“FDR”), Global Depositary Receipts (“GDR”), and Global Depositary Shares (“GDS”). ADR and ADS are issued by domestic banks or trust companies and evidence ownership of securities issued by foreign corporations. ADR and ADS are traded on United States exchanges or over-the-counter and are not included in the 10% limitation. EDR, FDR, GDR, and GDS are receipts similar to ADR and ADS and are typically issued by foreign banks or trust companies and traded in Europe. The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:
(i)	market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;

38

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

(ii)	purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

The net asset values per share of Portfolios which invest in securities denominated in foreign currencies will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and losses. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolios. Similarly, the Portfolios do not isolate the effect of changes in foreign currency exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Such fluctuations are included in net realized and unrealized gain or loss from investments and foreign currency transactions.

c.	Forward Currency Contracts — Each Portfolio, other than Cash Management Portfolio and Investment Grade Portfolio, may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current or forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation of investments and forward currency transactions. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss on investments and foreign currency transactions. For federal income tax purposes, certain open forward currency contracts are treated as sold during the fiscal year and any gains or losses are recognized immediately. As a result, the amount of income distributable to shareholders may vary from the amount recognized for financial reporting purposes.

d.	Options — Each Portfolio, other than Cash Management Portfolio and Investment Grade Portfolio, is authorized to write and purchase put and call options. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

e.	Taxes — The Portfolios’ policy is to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of their taxable net income and net gain realized to shareholders. Therefore, no provisions for Federal income or excise taxes are required. Withholding taxes on foreign dividends and interest, and for certain countries, taxes on the sale of foreign securities have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates.

On January 1, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 requires the Fund to recognize in its financial statements the impact of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. The Fund has determined that FIN 48 did not have a material impact on the Fund’s financial statements for the six months ended June 30, 2007.

f.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Portfolios amortize discount and premium on debt securities. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as a Portfolio is informed of the dividend.

g.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses of a Portfolio are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include 12b-1 fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2007, 12b-1 fees were the only class-specific expenses.

h.	Repurchase Agreements — The Portfolios may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Portfolio’s custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

i.

Equity-Linked Notes — The Portfolios may purchase notes created by a counterparty, typically an investment bank. The notes bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity

39

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

securities (“Underlying Stocks”) of third party issuers. The exchange value may be limited to an amount less than the actual value of the Underlying Stocks at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

j.	Securities Purchased and Sold on a TBA Basis — The Portfolios may purchase or sell securities (typically mortgage-backed securities) on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Unsettled TBA commitments are valued at fair value in accordance with the procedures for security valuation described above. The Portfolios segregate securities as collateral for their obligations to purchase TBA mortgage securities.

k.	Mortgage Dollar Rolls — The Portfolios may enter into mortgage dollar roll transactions using TBAs in which a Portfolio sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a sale and purchase transaction, with any gain or loss recognized at the time of each sale. The Portfolio may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

l.	Distributions to Shareholders — Dividends and other distributions to shareholders are recorded on ex-dividend dates.

m.	Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the Fund’s insurance policies.

4.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides or arranges for the necessary personnel and facilities. The Manager’s fee, which is calculated daily and payable monthly, is equal to 0.40%, on an annual basis, of each of Capital, Cash Management, Common Stock and Investment Grade Portfolios’ average daily net assets; and equal to 0.75%, on an annual basis, of Communications and Information Portfolio’s average daily net assets. The Manager’s fee for the Global Technology Portfolio is equal to 1.00% per annum of the first $2 billion of average daily net assets, 0.95% per annum of the next $2 billion of average daily net assets, and 0.90% per annum in excess of $4 billion of average daily net assets of the Portfolio. The Manager’s fee for the Large-Cap Value Portfolio is equal to 0.80% per annum of the first $500 million of average daily net assets, 0.70% per annum of the next $500 million of average daily net assets, and 0.60% per annum in excess of $1 billion of average daily net assets of the Portfolio. The Manager’s fee for the Smaller-Cap Value Portfolio is equal to 1.00% per annum of the first $500 million of average daily net assets, 0.90% per annum of the next $500 million of average daily net assets, and 0.80% per annum in excess of $1 billion of average daily net assets of the Portfolio. The Manager’s fee for the International Growth Portfolio is equal to 1.00% per annum on the first $50 million of average daily net assets, 0.95% per annum on the next $1 billion of average daily net assets, and 0.90% per annum in excess of $1.05 billion of average daily net assets of the Portfolio.

For the six months ended June 30, 2007, the management fees for Global Technology Portfolio, International Growth Portfolio, Large-Cap Value Portfolio, and Smaller-Cap Value Portfolio were equal to 1.00%, 1.00%, 0.80%, and 1.00%, respectively, per annum of the average daily net assets of each of these Portfolios.

Wellington Management Company, LLP (the “Subadviser”), is the subadviser to the International Growth Portfolio and is responsible for furnishing investment advice, research and assistance. Under the subadvisory agreement, the Manager pays the Subadviser a subadvisory fee determined as follows: the Subadviser receives 0.45% on the first $50 million of the Portfolio’s average daily net assets and 0.40% of the Portfolio’s average daily net assets in excess of $50 million.

The Manager has undertaken to waive its management fees and/or reimburse certain Portfolios’ “other expenses” (i.e. those expenses other than management fees, 12b-1 fees, interest on borrowings and extraordinary expenses, including litigation expenses), that exceed a certain rate per annum of the average daily net assets of the following Portfolios:

Portfolio	Rate	Portfolio	Rate
Cash Management	0.30%	International Growth	1.00%
Global Technology	0.90	Investment Grade	0.45

Such reimbursements may be terminated at any time, except in the case of International Growth Portfolio, the undertaking for which is contractual and will remain in effect through at least April 30, 2008.

The amounts of these reimbursements, where applicable, for the six months ended June 30, 2007, are disclosed in the Statements of Operations, and such amounts receivable from the Manager at June 30, 2007 are disclosed in the Statements of Assets and Liabilities.

Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. Seligman Advisors, Inc. (the “Distributor”), an affiliate of the Manager, acts as distributor of shares of the Fund.

Under an Administration, Shareholder Services and Distribution Plan (the “Plan”) adopted by the Fund with respect to Class 2 shares of each Portfolio, insurance companies or their affiliates can enter into agreements with the Distributor and receive 12b-1 fees of up to 0.25%, on an annual basis, of the average daily net assets of Class 2 shares attributable to the particular insurance company or qualified plan for providing, among other things, personal services and/or the maintenance of shareholder accounts. Such fees are paid quarterly by each Portfolio to Seligman Advisors pursuant to the Plan. For the six months ended June 30, 2007, fees incurred under the Plan aggregated $6,234 or 0.25% per annum; $19,959 or 0.25% per annum; $1,699 or 0.15% per annum; and $40,573 or 0.19% per annum of the average daily net assets of Class 2 shares of Capital Portfolio, Communications and Information Portfolio, Global Technology Portfolio and Smaller-Cap Value Portfolio, respectively.

40

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

Certain officers and directors of the Fund are officers or directors of the Manager and the Distributor.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of certain other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. At June 30, 2007, the cost of such fees and the earnings/loss accrued thereon is included in directors’ fees and expenses as follows:

Portfolio	Amount	Portfolio	Amount	Portfolio	Amount
Capital	$316	Communications and Information	$389	Investment Grade	$302
Cash Management	316	Global Technology	312	Large-Cap Value	306
Common Stock	310	International Growth	305	Smaller-Cap Value	663

5.	Purchases and Sales of Securities — Purchase and sales of portfolio securities, excluding US Government obligations and short-term investments, for the six months ended June 30, 2007, were as follows:

Portfolio	Purchases	Sales	Portfolio	Purchases	Sales
Capital	$11,186,213	$12,542,274	International Growth	$ 5,229,703	$ 5,931,128
Common Stock	3,375,088	4,419,489	Investment Grade	1,545,733	1,584,603
Communications and Information	50,596,416	55,309,958	Large-Cap Value	31,445	795,737
Global Technology	7,472,581	9,076,557	Smaller-Cap Value	44,883,533	67,348,227

For the six months ended June 30, 2007, purchases and sales of US Government obligations were $1,856,083 and $1,696,878, respectively, for the Investment Grade Portfolio.

6.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of any Portfolio. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. The tax characterization of the distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006, is the same for financial reporting purposes, except for Smaller-Cap Value Portfolio whose distribution of net realized short-term gains in 2006 is treated as ordinary income for tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended June 30, 2007, and will vary from the final tax information as of the Fund’s year end.

The tax basis cost of certain Portfolios was greater than the cost for financial reporting purposes primarily due to the tax deferral of losses on wash sales. At June 30, 2007, the cost of investments for federal income tax purposes for each Portfolio was as follows:

Portfolio	Tax Basis Cost	Portfolio	Tax Basis Cost
Capital	$10,209,127	International Growth	$3,436,444
Common Stock	6,723,824	Investment Grade	1,979,258
Communications and Information	53,437,377	Large-Cap Value	2,877,902
Global Technology	7,022,434	Smaller-Cap Value	170,196,089

The tax basis components of accumulated earnings (losses) at June 30, 2007 are presented below. Undistributed ordinary income primarily consists of net investment income and net realized short-term gain.

	Capital	Common Stock	Communications and Information	Global Technology
Gross unrealized appreciation of portfolio securities**	$1,316,566	$676,187 *	$6,079,050	$959,668
Gross unrealized depreciation of portfolio securities**	(199,919)	(263,702)	(883,962)	(127,638)
Net unrealized appreciation of portfolio securities**	1,116,647	412,485	5,195,088	832,030
Capital loss carryforward	(8,359,770)	(1,630,149)	(24,337,456)	(10,889,716)
Undistributed ordinary income	—	171,610	—	—
Current period net realized gain	1,278,109	584,811	4,426,806	694,739
Total accumulated losses	$(5,965,014)	$(461,243)	$(14,715,562)	$(9,362,947)

* Includes the effect of options written.
** Includes the effect of foreign currency translations.

41

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

	International Growth	Investment Grade	Large-Cap Value	Smaller-Cap Value
Gross unrealized appreciation of portfolio securities**	$589,539	$2,342	$1,488,342	$70,577,496
Gross unrealized depreciation of portfolio securities**	(21,682)	(24,463)	(55,123)	(10,544,709)
Net unrealized appreciation of portfolio securities**	567,857	(22,121)	1,433,219	60,032,787
Undistributed net realized gain/(capital loss carryforward)	(1,531,151)	(150,209)	(484,546)	43,386,504
Undistributed ordinary income	—	147,829	37,932	4,913,845
Current period net realized gain	629,748	520	289,436	—
Total accumulated earnings (losses)	$(333,546)	$(23,981)	$1,276,041	$108,333,136

**	Includes the effect of foreign currency translations.

At December 31, 2006, the Portfolios listed below had net capital loss carryforwards for federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Portfolios until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Portfolio will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards expire in amounts and fiscal years as follows:

Fiscal Year	Capital	Common Stock	Communications and Information	Global Technology	International Growth	Investment Grade	Large-Cap Value
2009	$1,724,209	—	—	$5,839,448	$624,283	—	—
2010	6,635,561	$1,263,588	$18,759,254	4,941,506	906,868	—	—
2011	—	366,561	5,578,202	108,762	—	—	$484,546
2012	—	—	—	—	—	$9,586	—
2013	—	—	—	—	—	65,533	—
2014	—	—	—	—	—	75,090	—
Total	$8,359,770	$1,630,149	$24,337,456	$10,889,716	$1,531,151	$150,209	$484,546

7.	Outstanding Forward Exchange Currency Contracts — At June 30, 2007, the International Growth Portfolio had outstanding forward exchange currency contracts to purchase or sell foreign currencies as follows:

Contract	Foreign Currency	In Exchange for US$	Settlement Date	Value US$	Unrealized Appreciation (Depreciation)
Bought:
British pounds	11,505	22,986	7/2/07	23,102	$116
Euros	1,700	2,286	7/2/07	2,300	14
Swedish Krona	82,540	12,037	7/3/07	12,069	32
Sold:
British pounds	5,020	10,047	7/3/07	10,081	(34)
British pounds	4,710	9,455	7/5/07	9,459	(4)
Canadian dollars	13,004	12,271	7/5/07	12,207	64
Canadian dollars	19,567	18,363	7/5/07	18,369	(6)
Euros	6,564	8,813	7/3/07	8,884	(71)
Euros	3,840	5,198	7/5/07	5,198	—
Japanese yen	2,110,972	17,232	7/2/07	17,145	87
Japanese yen	1,335,717	10,837	7/5/07	10,848	(11)
Total					$187

42

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

8.	Capital Stock Transactions — At June 30, 2007, there were 100,000,000 shares of Capital Stock authorized for each of Capital, Cash Management, Common Stock, Global Technology, International Growth, Investment Grade and Large-Cap Value Portfolios; 150,000,000 for each of Communications and Information and Smaller-Cap Value Portfolios, all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:

	Capital Portfolio				Cash Management Portfolio		Common Stock Portfolio
	Class 1		Class 2
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Sale of shares	10,805	30,469	16,883	40,350	598,205	2,174,065	15,227	37,964
Investment of dividends	—	—	—	—	249,803	549,537		7,240
Total	10,805	30,469	16,883	40,350	848,008	2,723,602	15,227	45,204
Shares redeemed	(61,237)	(221,425)	(50,660)	(71,032)	(2,100,922)	(5,874,515)	(98,744)	(188,290)
Decrease in shares	(50,432)	(190,956)	(33,777)	(30,682)	(1,252,914)	(3,150,913)	(83,517)	(143,086)

	Communications and Information Portfolio				Global Technology Portfolio
	Class 1		Class 2		Class 1		Class 2
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Sale of shares	33,196	87,004	149,333	316,094	5,691	30,367	12,584	148,401
Shares redeemed	(301,531)	(1,017,425)	(178,887)	(226,860)	(65,404)	(115,731)	(21,348)	(146,938)
Increase (decrease) in shares	(268,335)	(930,421)	(29,554)	89,234	(59,713)	(85,364)	(8,764)	1,463

	International Growth Portfolio		Investment Grade Fixed Income Portfolio		Large-Cap Value Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Sale of shares	22,199	106,792	8,053	43,853	10,837	38,805
Investment of dividends	—	—	—	15,146	—	2,750
Total	22,199	106,792	8,053	58,999	10,837	41,555
Shares redeemed	(62,735)	(127,425)	(31,669)	(122,139)	(66,445)	(136,801)
Decrease in shares	(40,536)	(20,633)	(23,616)	(63,140)	(55,608)	(95,246)

	Smaller-Cap Value Portfolio
	Class 1		Class 2
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Sale of shares	481,494	1,096,869	186,949	411,353
Investment of dividends	—	—	—	—
Investment of gain distributions	—	867,150	—	187,396
Total	481,494	1,964,019	186,949	598,749
Shares redeemed	(1,633,459)	(3,773,499)	(181,786)	(524,120)
Increase (decrease) in shares	(1,151,965)	(1,809,480)	5,163	74,629

43

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

9.	Committed Line of Credit — All of the Portfolios, except the Cash Management Portfolio, are participants in a joint $375 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited each Portfolio’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each participating Portfolio incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2008, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2007, the Fund did not borrow from the credit facility.
10.

Indemnification — In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would include future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11.	Options Written — Transactions in options written during the six months ended June 30, 2007, were as follows:

Common Stock Portfolio	Shares Subject to Call/Put	Premium
Options outstanding, December 31, 2006	400	$3,552
Options written	11,300	17,211
Options expired	(3,800)	(5,141)
Options terminated in closing purchase transactions	(100)	(283)
Options exercised	(7,700)	(15,300)
Options outstanding, June 30, 2007	100	$39
12.

Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (the “Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was a Portfolio of Seligman Portfolios, Inc.).
Beginning in February 2004, the Manager was in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager, the Distributor and Seligman Data Corp. (together, “Seligman”). Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.
Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas sought various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.
At the end of September 2005, the Attorney General indicated that it intended to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading.

44

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

On September 26, 2006, the Attorney General commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (President of the Manager and the Seligman Funds), reiterating, in substance, the foregoing claims and various other related matters. The Attorney General also claims that the fees charged by Seligman are excessive. The Attorney General is seeking damages and restitution, disgorgement, penalties and costs (collectively, “Damages”), including Damages of at least $80 million relating to alleged timing occurring in the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman and Mr. Zino believe that the claims are without merit and intend to defend themselves vigorously.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any damages will be paid by Seligman and not by the Seligman Funds. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing services to the Seligman Funds, including serving as an investment adviser for the Seligman Funds and principal underwriter for the open-end Seligman Funds. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide services to the Seligman Funds. There is no assurance that such exemptive relief will be granted.
Seligman does not believe that the foregoing legal action or other possible actions should have a material adverse impact on Seligman or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.
13.

Recently Issued Accounting Pronouncement — In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Fund is currently evaluating the impact of the adoption of SFAS No. 157 but believes the impact will be limited to expanded disclosures in the Fund’s financial statements.

45

Seligman Portfolios, Inc.

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each class of each Portfolio for the periods presented. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. Total return shows the rate that you would have earned (or lost) on an investment in each Portfolio, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any administrative fees or asset-based sales charges that are associated with variable annuity and variable life insurance contracts, and are not annualized for periods of less than one year.

Capital Portfolio

CLASS 1
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.62		$13.78	$12.25	$11.28	$8.29	$12.37
Income (Loss) from Investment Operations:
Net investment loss	(0.07)		(0.05)	(0.06)	(0.05)	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	2.31		0.89	1.59	1.02	3.02	(4.03)
Total from Investment Operations	2.24		0.84	1.53	0.97	2.99	(4.08)
Net Asset Value, End of Period	$16.86		$14.62	$13.78	$12.25	$11.28	$8.29
Total Return	15.32%		6.10%	12.49%	8.60%	36.07%	(32.98)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$6,011		$5,947	$8,235	$9,821	$12,486	$11,833
Ratio of expenses to average net assets	1.24%	†	1.05%	1.03%	0.92%	0.82%	0.80%
Ratio of net investment loss to average net assets	(0.92)%	†	(0.33)%	(0.50)%	(0.46)%	(0.33)%	(0.47)%
Portfolio turnover rate	102.71%		202.54%	173.99%	213.08%	140.59%	129.07%
Without expense reimbursement:ø
Ratio of expenses to average net assets						0.96%	0.81%
Ratio of net investment loss to average net assets						(0.47)%	(0.48)%

CLASS 2
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.40		$13.61	$12.13	$11.20	$8.25	$12.34
Income (Loss) from Investment Operations:
Net investment loss	(0.09)		(0.08)	(0.09)	(0.08)	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	2.28		0.87	1.57	1.01	3.00	(4.02)
Total from Investment Operations	2.19		0.79	1.48	0.93	2.95	(4.09)
Net Asset Value, End of Period	$16.59		$14.40	$13.61	$12.13	$11.20	$8.25
Total Return	15.21%		5.80%	12.20%	8.30%	35.76%	(33.14)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$5,180		$4,981	$5,125	$5,385	$4,353	$2,891
Ratio of expenses to average net assets	1.49%	†	1.30%	1.28%	1.17%	1.07%	1.05%
Ratio of net investment loss to average net assets	(1.17)%	†	(0.58)%	(0.75)%	(0.71)%	(0.58)%	(0.72)%
Portfolio turnover rate	102.71%		202.54%	173.99%	213.08%	140.59%	129.07%
Without expense reimbursement:ø
Ratio of expenses to average net assets						1.21%	1.06%
Ratio of net investment loss to average net assets						(0.72)%	(0.73)%

ø	The Manager, at its discretion, reimbursed expenses for certain years presented.

†	Annualized.

See Notes to Financial Statements.

46

Seligman Portfolios, Inc.

Financial Highlights (unaudited)

Cash Management Portfolio

CLASS 1
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.022		0.041	0.024	0.006	0.004	0.010
Total from Investment Operations	0.022		0.041	0.024	0.006	0.004	0.010
Less Distributions:
Dividends from net investment income	(0.022)		(0.041)	(0.024)	(0.006)	(0.004)	(0.010)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	2.25%		4.24%	2.41%	0.62%	0.38%	1.00%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$10,750		$12,004	$15,154	$1,828	$4,034	$7,870
Ratio of expenses to average net assets	0.70%	†	0.70%	0.70%	0.70%	0.70%	0.69%
Ratio of net investment income to average net assets	4.49%	†	4.13%	2.71%	0.56%	0.39%	0.98%
Without management fee waiver and/or expense reimbursement:ø
Ratio of expenses to average net assets	0.83%	†	0.71%	0.73%	1.14%	0.83%
Ratio of net investment income to average net assets	4.36%	†	4.12%	2.68%	0.12%	0.26%

Common Stock Portfolio

CLASS 1
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.56		$10.87	$10.84	$9.72	$7.80	$10.84
Income (Loss) from Investment Operations:
Net investment income	0.16		0.14	0.10	0.13	0.08	0.08
Net realized and unrealized gain (loss) on investments	0.80		1.70	0.12	1.10	1.97	(3.02)
Total from Investment Operations	0.96		1.84	0.22	1.23	2.05	(2.94)
Less Distributions:
Dividends from net investment income	—		(0.15)	(0.19)	(0.11)	(0.13)	(0.10)
Net Asset Value, End of Period	$13.52		$12.56	$10.87	$10.84	$9.72	$7.80
Total Return	7.64%		16.92%	2.03%	12.65%	26.30%	(27.16)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$7,156		$7,696	$8,219	$10,792	$12,297	$12,931
Ratio of expenses to average net assets	1.02%	†	0.90%	0.86%	0.69%	0.73%	0.60%
Ratio of net investment income to average net assets	2.47%	†	1.14%	0.95%	1.30%	0.92%	0.88%
Portfolio turnover rate	51.41%		95.96%	70.36%	42.68%	127.26%	131.95%

ø	The Manager, at its discretion, waived management fees and/or reimbursed expenses for certain periods presented.

†	Annualized.

See Notes to Financial Statements.

47

Seligman Portfolios, Inc.

Financial Highlights (unaudited)

Communications and Information Portfolio

CLASS 1
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$17.04		$13.93	$12.92	$11.62	$8.05	$12.59
Income (Loss) from Investment Operations:
Net investment loss	(0.06)		(0.08)	(0.10)	(0.02)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.82		3.19	1.11	1.32	3.64	(4.47)
Total from Investment Operations	1.76		3.11	1.01	1.30	3.57	(4.54)
Net Asset Value, End of Period	$18.80		$17.04	$13.93	$12.92	$11.62	$8.05
Total Return	10.33%		22.33%	7.82%	11.19%	44.35%	(36.06)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$40,888		$41,642	$47,010	$58,646	$62,903	$53,769
Ratio of expenses to average net assets	1.12%	†	1.05%	1.10%	1.00%	1.01%	0.98%
Ratio of net investment loss to average net assets	(0.63)%	†	(0.54)%	(0.77)%	(0.15)%	(0.78)%	(0.76)%
Portfolio turnover rate	94.08%		181.03%	133.04%	127.69%	105.53%	91.37%

CLASS 2
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$16.74		$13.72	$12.76	$11.51	$7.99	$12.53
Income (Loss) from Investment Operations:
Net investment loss	(0.08)		(0.12)	(0.13)	(0.05)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.78		3.14	1.09	1.30	3.62	(4.44)
Total from Investment Operations	1.70		3.02	0.96	1.25	3.52	(4.54)
Net Asset Value, End of Period	$18.44		$16.74	$13.72	$12.76	$11.51	$7.99
Total Return	10.16%		22.01%	7.52%	10.86%	44.06%	(36.23)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$16,869		$15,808	$11,733	$12,243	$11,280	$7,544
Ratio of expenses to average net assets	1.37%	†	1.30%	1.35%	1.25%	1.26%	1.23%
Ratio of net investment loss to average net assets	(0.88)%	†	(0.79)%	(1.02)%	(0.40)%	(1.03)%	(1.01)%
Portfolio turnover rate	94.08%		181.03%	133.04%	127.69%	105.53%	91.37%

†	Annualized.

See Notes to Financial Statements.

48

Seligman Portfolios, Inc.

Financial Highlights (unaudited)

Global Technology Portfolio

CLASS 1
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$15.99		$13.56	$12.54	$12.06	$8.86	$12.96
Income (Loss) from Investment Operations:
Net investment loss	(0.13)		(0.20)	(0.19)	(0.13)	(0.11)	(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency transactions*	1.83		2.63	1.21	0.61	3.31	(3.99)
Total from Investment Operations	1.70		2.43	1.02	0.48	3.20	(4.10)
Net Asset Value, End of Period	$17.69		$15.99	$13.56	$12.54	$12.06	$8.86
Total Return	10.63%		17.92%	8.13%	3.98%	36.12%	(31.64)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$6,100		$6,466	$6,641	$8,446	$10,047	$9,361
Ratio of expenses to average net assets	1.90%	†	1.90%	1.90%	1.90%	1.61%	1.40%
Ratio of net investment loss to average net assets	(1.58)%	†	(1.37)%	(1.53)%	(1.10)%	(1.14)%	(1.06)%
Portfolio turnover rate	89.61%		204.73%	155.29%	146.96%	188.00%	144.18%
Without expense reimbursement:ø
Ratio of expenses to average net assets	2.81%	†	2.57%	2.49%	2.39%	2.39%	1.80%
Ratio of net investment loss to average net assets	(2.48)%	†	(2.04)%	(2.12)%	(1.59)%	(1.92)%	(1.46)%

CLASS 2
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$15.83		$13.45	$12.46	$12.00	$8.82	$12.93
Income (Loss) from Investment Operations:
Net investment loss	(0.14)		(0.22)	(0.21)	(0.15)	(0.13)	(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.82		2.60	1.20	0.61	3.31	(3.98)
Total from Investment Operations	1.68		2.38	0.99	0.46	3.18	(4.11)
Net Asset Value, End of Period	$17.51		$15.83	$13.45	$12.46	$12.00	$8.82
Total Return	10.61%		17.69%	7.95%	3.83%	36.05%	(31.79)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,329		$2,245	$1,888	$2,210	$2,470	$1,598
Ratio of expenses to average net assets	2.05%	†	2.05%	2.05%	2.05%	1.76%	1.55%
Ratio of net investment loss to average net assets	(1.73)%	†	(1.52)%	(1.68)%	(1.25)%	(1.29)%	(1.21)%
Portfolio turnover rate	89.61%		204.73%	155.29%	146.96%	188.00%	144.18%
Without expense reimbursement:ø
Ratio of expenses to average net assets	2.96%	†	2.72%	2.64%	2.54%	2.54%	1.95%
Ratio of net investment loss to average net assets	(2.63)%	†	(2.19)%	(2.27)%	(1.74)%	(2.07)%	(1.61)%

*	Per share amounts for the years ended December 31, 2002—2006 were reclassified to conform to current period’s presentation.

†	Annualized.

ø	The Manager, at its discretion, reimbursed certain expenses for the periods presented.

See Notes to Financial Statements.

49

Seligman Portfolios, Inc.

Financial Highlights (unaudited)

International Growth Portfolio

CLASS 1
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.38		$11.66	$11.10	$8.97	$6.72	$8.05
Income (Loss) from Investment Operations:
Net investment income (loss)	—		(0.07)	(0.03)	(0.04)	0.05	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions*	1.49		2.79	0.59	2.21	2.20	(1.37)
Total from Investment Operations	1.49		2.72	0.56	2.17	2.25	(1.33)
Less Distributions:
Dividends from net investment income	—		—	—	(0.04)	—	—
Net Asset Value, End of Period	$15.87		$14.38	$11.66	$11.10	$8.97	$6.72
Total Return	10.36%		23.33%	5.04%	24.19%	33.48%	(16.52)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,177		$4,367	$3,783	$3,749	$3,490	$3,315
Ratio of expenses to average net assets	2.00%	†	2.00%	2.00%	2.00%	1.64%	1.40%
Ratio of net investment income (loss) to average net assets	(0.04)%	†	(0.54)%	(0.24)%	(0.40)%	0.67%	0.49%
Portfolio turnover rate	128.68%		166.33%	189.00%	213.83%	285.08%	183.86%
Without expense reimbursement:ø
Ratio of expenses to average net assets	4.62%	†	3.94%	5.05%	4.08%	3.45%	1.96%
Ratio of net investment loss to average net assets	(2.58)%	†	(2.48)%	(3.29)%	(2.48)%	(1.14)%	(0.07)%

Investment Grade Fixed Income Portfolio

CLASS 1
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.57		$8.80	$9.27	$10.85	$10.80	$10.25
Income (Loss) from Investment Operations:
Net investment income	0.20		0.41	0.34	0.34	0.34	0.42
Net realized and unrealized gain (loss) on investments	(0.14)		(0.09)	(0.26)	(0.07)	0.17	0.58
Total from Investment Operations	0.06		0.32	0.08	0.27	0.51	1.00
Less Distributions:
Dividends from net investment income	—		(0.55)	(0.55)	(0.91)	(0.46)	(0.45)
Distributions from net realized capital gain	—		—	—	(0.94)	—	—
Total Distributions	—		(0.55)	(0.55)	(1.85)	(0.46)	(0.45)
Net Asset Value, End of Period	$8.63		$8.57	$8.80	$9.27	$10.85	$10.80
Total Return	0.70%		3.61%	0.95%	2.41%	4.72%	9.83%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,956		$2,144	$2,758	$3,561	$6,025	$9,067
Ratio of expenses to average net assets	0.85%	†	0.85%	0.85%	0.85%	0.85%	0.82%
Ratio of net investment income to average net assets	4.57%	†	4.59%	3.67%	3.13%	3.08%	3.94%
Portfolio turnover rate	159.07%		768.29%	596.99%	184.46%	445.98%	291.98%
Without expense reimbursement:ø
Ratio of expenses to average net assets	2.50%	†	2.38%	1.70%	1.11%	0.91%
Ratio of net investment income to average net assets	2.92%	†	3.06%	2.82%	2.87%	3.02%

*	Per share amounts for the years ended December 31, 2002—2006 were reclassified to conform to current period’s presentation.

†	Annualized.

ø	The Manager reimbursed certain expenses for the periods presented.

See Notes to Financial Statements.

50

Seligman Portfolios, Inc.

Financial Highlights (unaudited)

Large-Cap Value Portfolio

CLASS 1
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.15		$11.67	$10.65	$9.27	$7.02	$10.46
Income (Loss) from Investment Operations:
Net investment income	0.03		0.08	0.07	0.09	0.11	0.10
Net realized and unrealized gain (loss) on investments	1.46		1.50	1.06	1.41	2.27	(3.43)
Total from Investment Operations	1.49		1.58	1.13	1.50	2.38	(3.33)
Less Distributions:
Dividends from net investment income	—		(0.10)	(0.11)	(0.12)	(0.13)	(0.11)
Net Asset Value, End of Period	$14.64		$13.15	$11.67	$10.65	$9.27	$7.02
Total Return	11.33%		13.57%	10.63%	16.25%	33.91%	(31.90)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,302		$4,596	$5,190	$5,342	$5,456	$4,692
Ratio of expenses to average net assets	1.39%	†	1.32%	1.34%	1.26%	1.18%	1.16%
Ratio of net investment income to average net assets	0.48%	†	0.67%	0.65%	0.89%	1.34%	1.12%
Portfolio turnover rate	0.70%		14.17%	27.35%	15.09%	16.60%	21.83%
Without expense reimbursement:ø
Ratio of expenses to average net assets						1.29%
Ratio of net investment income to average net assets						1.23%

Smaller-Cap Value Portfolio

CLASS 1
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$18.51		$16.67	$19.40	$16.20	$10.87	$13.04
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.07)		(0.12)	(0.07)	0.08	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.00		3.66	(0.71)	3.15	5.48	(1.94)
Total from Investment Operations	1.93		3.54	(0.78)	3.23	5.43	(2.00)
Less Distributions:
Dividends from net investment income	—		—	(0.11)	—	—	—
Distributions from net realized capital gain	—		(1.70)	(1.84)	(0.03)	(0.10)	(0.17)
Total Distributions	—		(1.70)	(1.95)	(0.03)	(0.10)	(0.17)
Net Asset Value, End of Period	$20.44		$18.51	$16.67	$19.40	$16.20	$10.87
Total Return	10.43%		21.25%	(3.98)%	19.95%	49.94%	(15.37)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$183,938		$187,833	$199,357	$268,410	$214,525	$103,770
Ratio of expenses to average net assets	1.21%	†	1.13%	1.14%	1.14%	1.16%	1.18%
Ratio of net investment income (loss) to average net assets	(0.75)%	†	(0.66)%	(0.37)%	0.47%	(0.42)%	(0.51)%
Portfolio turnover rate	19.75%		31.98%	23.01%	45.24%	18.31%	56.74%

ø	The Manager, at its discretion, reimbursed expenses for the period presented.

†	Annualized.

See Notes to Financial Statements.

51

Seligman Portfolios, Inc.

Financial Highlights (unaudited)

Smaller-Cap Value Portfolio (continued)

CLASS 2
	Six Months Ended		Year Ended December 31,
Per Share Data:	June 30, 2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$18.37		$16.59	$19.26	$16.13	$10.85	$13.04
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.09)		(0.15)	(0.10)	0.05	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.99		3.63	(0.70)	3.11	5.46	(1.94)
Total from Investment Operations	1.90		3.48	(0.80)	3.16	5.38	(2.02)
Less Distributions:
Dividends from net investment income	—		—	(0.03)	—	—	—
Distributions from net realized capital gain	—		(1.70)	(1.84)	(0.03)	(0.10)	(0.17)
Total Distributions	—		(1.70)	(1.87)	(0.03)	(0.10)	(0.17)
Net Asset Value, End of Period	$20.27		$18.37	$16.59	$19.26	$16.13	$10.85
Total Return	10.34%		20.99%	(4.13)%	19.60%	49.57%	(15.52)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$45,126		$40,796	$35,605	$34,582	$19,978	$8,554
Ratio of expenses to average net assets	1.40%	†	1.32%	1.33%	1.33%	1.35%	1.37%
Ratio of net investment income (loss) to average net assets	(0.94)%	†	(0.85)%	(0.56)%	0.28%	(0.61)%	(0.70)%
Portfolio turnover rate	19.75%		31.98%	23.01%	45.24%	18.31%	56.74%

†	Annualized.

See Notes to Financial Statements.

52

Seligman Portfolios, Inc.

Board of Directors

Maureen Fonseca 3

•	Head of School, The Masters School

•	Trustee, Newark Academy, New York State Association of Independent Schools, and Greens Farms Academy

•	Commissioner, Middle States Association

John R. Galvin 1, 3

•	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University

•	Chairman Emeritus, American Council on Germany

John F. Maher 1, 3

•	Retired President and Chief Executive Officer of Great Western Financial Corporation and its principal subsidiary, Great Western Bank

Frank A. McPherson 2, 3

•	Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation

•

Director, DCP Midstream GP, LLP, Integris Health, Oklahoma Medical Research Foundation, Oklahoma Foundation for Excellence in Education, National Cowboy and Western Heritage Museum, and Oklahoma City Museum of Art

Betsy S. Michel 2, 3

•	Attorney

•	Trustee, The Geraldine R. Dodge Foundation

William C. Morris

•	Chairman and Director, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Services, Inc., and Carbo Ceramics Inc.

•	Director, Seligman Data Corp.

•	President and Chief Executive Officer, The Metropolitan Opera Association

Leroy C. Richie 1, 3

•	Counsel, Lewis & Munday, P.C.

•	Director, Vibration Control Technologies, LLC

•	Lead Outside Director, Digital Ally Inc. and Infinity, Inc.

•	Director and Chairman, Highland Park Michigan Economic Development Corp.

•	Chairman, Detroit Public Schools Foundation

Robert L. Shafer 2, 3

•	Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations

James N. Whitson 1, 3

•	Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.

•	Director, CommScope, Inc.

Brian T. Zino

•	Director and President, J. & W. Seligman & Co. Incorporated

•	Director, Seligman Advisors, Inc. and Seligman Services, Inc.

•	Chairman, Seligman Data Corp.

Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris

Chairman

Brian T. Zino

President and Chief Executive Officer

John B. Cunningham

Vice President

Neil T. Eigen

Vice President

Eleanor T.M. Hoagland

Vice President and Chief Compliance Officer

Francis L. Mustaro

Vice President

Richard M. Parower

Vice President

Thomas G. Rose

Vice President

Richard S. Rosen

Vice President

Lawrence P. Vogel

Vice President and Treasurer

Erik J. Voss

Vice President

Paul H. Wick

Vice President

Frank J. Nasta

Secretary

53

SELIGMAN ADVISORS, INC.

an affiliate of

J. & W. SELIGMAN & CO.

INCORPORATED

ESTABLISHED 1864

100 Park Avenue, New York, NY 10017

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Portfolios, Inc., which contains information about the management fees and other costs. Please read the prospectus carefully before investing or sending money.

SP3 6/07	Printed on Recycled Paper

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1 above.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PORTFOLIOS, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: August 29, 2007

By:	/S/ LAWRENCE P.VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: August 29, 2007

SELIGMAN PORTFOLIOS, INC.

EXHIBIT INDEX

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.